UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: January 31, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS® High Income Fund

CONTACT INFORMATION	BACK COVER

SIPC Contact Information:

You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

1/31/08

MFH-ANN

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

March 14, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top five industries (i)
Medical & Health Technology & Services	9.5%
Broadcasting	8.4%
Gaming & Lodging	6.4%
Utilities – Electric Power	6.3%
Energy – Independent	5.3%

Credit quality of bonds (r)
AAA	0.6%
AA	0.4%
A	0.1%
BBB	1.9%
BB	30.5%
B	49.7%
CCC	16.0%
CC	0.1%
Not Rated	0.7%

Portfolio facts
Average Duration (d)(i)	4.3
Average Life (i)(m)	6.8 yrs.
Average Maturity (i)(m)	7.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 1/31/08.

Percentages are based on net assets as of 1/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended January 31, 2008, Class A shares of the MFS High Income Fund provided a total return of -1.20%. This compares with a return of -0.60% for the fund’s benchmark, the Lehman Brothers U.S. High-Yield Corporate Bond Index.

Market environment

Despite seemingly robust growth rates during the second and third quarters of 2007, underlying economic activity in the U.S. remained muted relative to other major economies. Overall, global economies witnessed moderate to strong growth during the reporting period as domestic demand improved and world trade accelerated.

With the strong global growth, however, concerns emerged about rising global inflation, especially as capacity became more constrained, wages rose, and energy and food prices advanced. During the reporting period, global central banks (with the exception of the U.S. Federal Reserve Board) tightened monetary conditions, which in turn pushed global bond yields to their highest levels during this economic expansion.

However, financial markets – particularly in the mortgage and structured-products areas – experienced substantial volatility in recent months. Beginning in late July, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to tighten up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields declined and credit spreads widened. While credit conditions improved somewhat by late October as the Federal Reserve Board cut interest rates, the level of market turbulence remained significant through year end. Increased market turmoil was also exacerbated by U.S. home foreclosures and uncertainties surrounding falling housing prices. Despite increased volatility across all asset classes and the widening in credit spreads, U.S. labor markets were resilient and wages rose modestly. More broadly, global equity markets rebounded following summer losses and generally held those gains through the end of the reporting period.

Detractors from performance

The fund’s exposure to finance-related debt held back results relative to the Lehman Brothers U.S. High-Yield Corporate Bond Index. In addition, our greater relative exposure to “B” and “CCC” rated(s) securities had a negative impact on relative returns. Security selection was also an overall negative for the fund’s relative performance. Top detractors included Harrah’s Operating Co., Univision Communications, Inc., Tropicana Entertainment(g), and Station Casinos.

3

Management review – continued

Contributors to performance

Over the reporting period, yield was a positive factor that boosted relative performance. The fund’s lower relative exposure to “BB” rated bonds also helped results. Holdings that contributed to the fund’s relative returns included Hospital Corporation of America (HCA), Freeport-McMoRan Copper & Gold, and FMG Finance.

Respectfully,

John Addeo	David Cole
Portfolio Manager	Portfolio Manager

(g)	Security was not held in the portfolio at period end.
(s)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba,” or below are considered non-investment grade. The primary source for bond quality ratings is Moody’s Investors Service. If not available, ratings by Standard & Poor’s are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

PERFORMANCE SUMMARY THROUGH 1/31/08

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a hypothetical $10,000 investment

5

Performance summary – continued

Total returns through 1/31/08

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/17/78	(1.20)%	8.36%	4.23%
B	9/27/93	(1.87)%	7.58%	3.52%
C	1/03/94	(1.84)%	7.58%	3.52%
I	1/02/97	(0.90)%	8.65%	4.56%
R	12/31/02	(1.65)%	8.12%	4.11%
R1	4/01/05	(1.96)%	7.51%	3.48%
R2	4/01/05	(1.87)%	7.66%	3.56%
R3	10/31/03	(1.79)%	7.85%	3.65%
R4	4/01/05	(1.28)%	8.31%	4.21%
R5	4/01/05	(0.99)%	8.49%	4.29%
529A	7/31/02	(1.49)%	8.01%	4.05%
529B	7/31/02	(2.13)%	7.31%	3.35%
529C	7/31/02	(2.11)%	7.31%	3.35%

Average annual

Comparative benchmarks

Lehman Brothers U.S. High-Yield Corporate Bond Index (f)	(0.60)%	9.89%	5.19%

Average annual with sales charge

A With Initial Sales Charge (4.75%)	(5.89)%	7.31%	3.73%
B With CDSC (Declining over six years from 4% to 0%) (x)	(5.52)%	7.28%	3.52%
C With CDSC (1% for 12 months) (x)	(2.76)%	7.58%	3.52%
529A With Initial Sales Charge (4.75%)	(6.17)%	6.96%	3.54%
529B With CDSC (Declining over six years from 4% to 0%) (x)	(5.79)%	7.01%	3.35%
529C With CDSC (1% for 12 months) (x)	(3.03)%	7.31%	3.35%

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

6

Performance summary – continued

Index Definition

Lehman Brothers U.S. High-Yield Corporate Bond Index – a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

Notes to Performance Summary

Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for classes R, R4, R5 and 529A shares includes the performance of the fund’s class A shares for periods prior to their offering. Performance for classes R1, R2, R3 and 529B shares includes the performance of the fund’s class B shares for periods prior to their offering. Performance for class 529C shares includes the performance of the fund’s class C shares for periods prior to their offering.

This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

7

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2007 through January 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 through January 31, 2008.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

Expense table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/07	Ending Account Value 1/31/08	Expenses Paid During Period (p) 8/01/07-1/31/08
A	Actual	0.97%	$1,000.00	$1,009.22	$4.91
	Hypothetical (h)	0.97%	$1,000.00	$1,020.32	$4.94
B	Actual	1.67%	$1,000.00	$1,005.78	$8.44
	Hypothetical (h)	1.67%	$1,000.00	$1,016.79	$8.49
C	Actual	1.67%	$1,000.00	$1,005.87	$8.44
	Hypothetical (h)	1.67%	$1,000.00	$1,016.79	$8.49
I	Actual	0.67%	$1,000.00	$1,010.75	$3.40
	Hypothetical (h)	0.67%	$1,000.00	$1,021.83	$3.41
R	Actual	1.18%	$1,000.00	$1,005.49	$5.96
	Hypothetical (h)	1.18%	$1,000.00	$1,019.26	$6.01
R1	Actual	1.76%	$1,000.00	$1,005.27	$8.90
	Hypothetical (h)	1.76%	$1,000.00	$1,016.33	$8.94
R2	Actual	1.37%	$1,000.00	$1,004.46	$6.92
	Hypothetical (h)	1.37%	$1,000.00	$1,018.30	$6.97
R3	Actual	1.28%	$1,000.00	$1,004.85	$6.47
	Hypothetical (h)	1.28%	$1,000.00	$1,018.75	$6.51
R4	Actual	1.04%	$1,000.00	$1,008.84	$5.27
	Hypothetical (h)	1.04%	$1,000.00	$1,019.96	$5.30
R5	Actual	0.75%	$1,000.00	$1,010.32	$3.80
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82
529A	Actual	1.27%	$1,000.00	$1,007.70	$6.43
	Hypothetical (h)	1.27%	$1,000.00	$1,018.80	$6.46
529B	Actual	1.92%	$1,000.00	$1,004.42	$9.70
	Hypothetical (h)	1.92%	$1,000.00	$1,015.53	$9.75
529C	Actual	1.92%	$1,000.00	$1,004.51	$9.70
	Hypothetical (h)	1.92%	$1,000.00	$1,015.53	$9.75

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee were terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee not been in effect throughout the entire six month period, the annualized expense ratios would have been 1.16%, 1.15%, 0.92% and 0.67% for Class R2, Class R3, Class R4 and Class R5 shares respectively. The actual expenses paid during the period would have been approximately $5.87, $5.81, $4.66, and $3.40 and

9

Expense table – continued

the hypothetical expenses paid during the period would have been approximately $5.90, $5.85, $4.69 and $3.41 for Class R2, Class R3, Class R4 and Class R5 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee were terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fees been in effect throughout the entire six month period, the annualized expense ratio would have been 1.66%. The actual expenses paid during the period would have been approximately $8.39 and the hypothetical expenses paid during the period would have been approximately $8.44.

Effective April 1, 2008 the fund’s Class 529A, 529B, and 529C shares program manager fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee been in effect throughout the entire six month period, the annualized expense ratio would have been 1.12%, 1.77% and 1.77% for Class 529A, 529B and 529C shares, respectively. The actual expenses paid during the period would have been approximately $5.67, $8.95 and $8.95 and the hypothetical expenses paid during the period would have been approximately $5.70, $9.00 and $9.00 for Class 529A, Class 529B and Class 529C shares, respectively.

10

PORTFOLIO OF INVESTMENTS

1/31/08

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 83.5%

Issuer	Shares/Par	Value ($)
Aerospace - 1.8%
Bombardier, Inc., 8%, 2014 (n)	$4,888,000	$5,107,947
Hawker Beechcraft Acquisition Co., 9.75%, 2017 (n)	3,650,000	3,476,625
TransDigm Group, Inc., 7.75%, 2014	2,940,000	2,954,700
Vought Aircraft Industries, Inc., 8%, 2011	6,690,000	6,171,525

		$17,710,797
Airlines - 0.8%
Continental Airlines, Inc., 6.9%, 2017	$991,856	$927,385
Continental Airlines, Inc., 6.748%, 2017	2,009,490	1,898,968
Continental Airlines, Inc., 6.795%, 2018	5,493,299	5,149,968

		$7,976,321
Asset Backed & Securitized - 2.5%
Airlie LCDO Ltd., CDO, FRN, 6.784%, 2011 (z)	$2,326,000	$2,052,230
Anthracite Ltd., CDO, 6%, 2037 (z)	5,148,000	3,441,116
Asset Securitization Corp., FRN, 8.825%, 2029 (z)	2,000,000	2,296,250
Babson Ltd., CLO, “D”, FRN, 5.758%, 2018 (n)	2,385,000	1,764,900
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)	1,000,000	710,370
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.544%, 2050 (z)	610,000	378,139
CWCapital Cobalt Ltd., CDO, “G”, FRN, 4.744%, 2050 (z)	1,890,000	1,119,296
Falcon Franchise Loan LLC, FRN, 3.933%, 2025 (i)(z)	13,882,980	1,803,788
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	2,000,000	1,891,289
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.261%, 2051	2,285,000	1,929,103
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.093%, 2030 (i)	14,053,361	554,433
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2050	2,285,000	1,903,736
Morgan Stanley Capital I, Inc., 1.46%, 2039 (i)(n)	23,489,233	810,195
TIERS Beach Street Synthetic, CLO, FRN, 8.646%, 2011 (z)	2,750,000	2,367,475
Wachovia Credit, CDO, FRN, 6.234%, 2026 (z)	1,320,000	984,060

		$24,006,380
Automotive - 2.4%
Allison Transmission, Inc., 11%, 2015 (n)	$6,355,000	$5,338,200
Ford Motor Credit Co. LLC, 9.75%, 2010	5,455,000	5,268,892
Ford Motor Credit Co. LLC, 8.625%, 2010	3,855,000	3,622,821
Ford Motor Credit Co. LLC, 8%, 2016	2,655,000	2,229,159

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
General Motors Acceptance Corp., 8.375%, 2033	$5,225,000	$4,245,313
TRW Automotive, Inc., 7%, 2014 (n)	2,340,000	2,146,950

		$22,851,335
Broadcasting - 7.3%
Allbritton Communications Co., 7.75%, 2012	$7,570,000	$7,551,075
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	4,420,000	3,668,600
CanWest MediaWorks LP, 9.25%, 2015 (n)	4,700,000	4,441,500
Clear Channel Communications, Inc., 5.5%, 2014	5,900,000	4,495,570
Intelsat Ltd., 8.625%, 2015	2,330,000	2,321,263
Intelsat Ltd., 0% to 2010, 9.25% to 2015	4,765,000	3,907,300
Intelsat Ltd., 11.25%, 2016	4,270,000	4,270,000
Intelsat Ltd., FRN, 10.829%, 2013	1,935,000	1,978,538
ION Media Networks, Inc., FRN, 10.508%, 2013 (n)	5,400,000	4,671,000
Lamar Media Corp., 6.625%, 2015	4,660,000	4,415,350
Lamar Media Corp., 6.625%, 2015	2,950,000	2,795,125
LBI Media, Inc., 8.5%, 2017 (n)	3,205,000	2,844,438
LIN TV Corp., 6.5%, 2013	6,610,000	6,229,925
Local TV Finance LLC, 9.25%, 2015 (n)(p)	4,820,000	4,217,500
Nexstar Broadcasting Group, Inc., 7%, 2014	3,400,000	3,111,000
Univision Communications, Inc., 9.75%, 2015 (n)(p)	12,690,000	9,485,775

		$70,403,959
Brokerage & Asset Managers - 0.3%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$2,985,000	$2,895,450

Building - 0.5%
Building Materials Corp. of America, 7.75%, 2014	$1,475,000	$1,091,500
Interface, Inc., 9.5%, 2014	600,000	613,500
Ply Gem Industries, Inc., 9%, 2012	3,810,000	2,838,450

		$4,543,450
Business Services - 0.8%
SunGard Data Systems, Inc., 10.25%, 2015	$7,558,000	$7,558,000

Cable TV - 2.8%
CCH I Holdings LLC, 11%, 2015	$3,680,000	$2,635,800
CCH II Holdings LLC, 10.25%, 2010	2,915,000	2,761,963
CCO Holdings LLC, 8.75%, 2013	6,870,000	6,389,100
CSC Holdings, Inc., 6.75%, 2012	6,715,000	6,362,463
Mediacom LLC, 9.5%, 2013	3,070,000	2,739,975
NTL Cable PLC, 9.125%, 2016	4,173,000	3,776,565

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - continued
Videotron LTEE, 6.875%, 2014	$2,820,000	$2,728,350

		$27,394,216
Chemicals - 3.5%
Innophos, Inc., 8.875%, 2014	$5,530,000	$5,433,225
Koppers Holdings, Inc., 9.875%, 2013	4,665,000	4,968,225
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014	7,030,000	5,940,350
Momentive Performance Materials, Inc., 9.75%, 2014	5,080,000	4,597,400
Mosaic Co., 7.875%, 2016 (n)	4,870,000	5,259,600
Nalco Co., 7.75%, 2011	1,485,000	1,485,000
Nalco Co., 8.875%, 2013	6,215,000	6,308,225

		$33,992,025
Computer Software - 0.4%
First Data Corp., 9.875%, 2015 (n)	$4,520,000	$4,000,200

Consumer Goods & Services - 2.5%
Corrections Corp. of America, 6.25%, 2013	$3,710,000	$3,691,450
GEO Group, Inc., 8.25%, 2013	4,290,000	4,322,175
KAR Holdings, Inc., 10%, 2015 (n)	3,440,000	2,872,400
Service Corp. International, 7.375%, 2014	2,385,000	2,432,700
Service Corp. International, 6.75%, 2015	1,410,000	1,395,900
Service Corp. International, 7%, 2017	7,550,000	7,399,000
Visant Holding Corp., 8.75%, 2013	1,557,000	1,506,398

		$23,620,023
Containers - 1.5%
Crown Americas LLC, 7.625%, 2013	$3,075,000	$3,098,063
Graham Packaging Co. LP, 9.875%, 2014	3,335,000	2,818,075
Greif, Inc., 6.75%, 2017	3,415,000	3,252,788
Owens-Brockway Glass Container, Inc., 8.25%, 2013	5,470,000	5,661,450

		$14,830,376
Defense Electronics - 0.9%
L-3 Communications Corp., 6.125%, 2014	$4,750,000	$4,678,750
L-3 Communications Corp., 5.875%, 2015	4,475,000	4,351,938

		$9,030,688
Electronics - 0.9%
Avago Technologies Finance, 11.875%, 2015	$2,340,000	$2,445,300
Flextronics International Ltd., 6.25%, 2014	3,535,000	3,322,900
Spansion LLC, 11.25%, 2016 (n)	3,855,000	2,698,500

		$8,466,700

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - 0.6%
Republic of Argentina, FRN, 5.374%, 2012	$6,474,375	$5,681,347

Energy - Independent - 5.2%
Chaparral Energy, Inc., 8.875%, 2017 (n)	$4,310,000	$3,598,850
Chesapeake Energy Corp., 7%, 2014	2,147,000	2,147,000
Chesapeake Energy Corp., 6.375%, 2015	5,900,000	5,723,000
Forest Oil Corp., 7.25%, 2019 (n)	3,155,000	3,155,000
Hilcorp Energy I LP, 7.75%, 2015 (n)	1,940,000	1,857,550
Hilcorp Energy I LP, 9%, 2016 (n)	3,420,000	3,420,000
Mariner Energy, Inc., 8%, 2017	3,910,000	3,734,050
Newfield Exploration Co., 6.625%, 2014	5,085,000	5,008,725
OPTI Canada, Inc., 8.25%, 2014 (n)	5,985,000	5,865,300
Plains Exploration & Production Co., 7%, 2017	7,440,000	7,068,000
Quicksilver Resources, Inc., 7.125%, 2016	5,370,000	5,208,900
Southwestern Energy Co., 7.5%, 2018 (z)	2,855,000	2,933,513

		$49,719,888
Entertainment - 0.2%
AMC Entertainment, Inc., 11%, 2016	$1,480,000	$1,465,200

Financial Institutions - 1.5%
General Motors Acceptance Corp., 6.875%, 2011	$12,054,000	$10,538,523
Residential Capital LLC, 7.625%, 2008	4,329,000	3,333,330
Residential Capital LLC, 8% to 2008, 8.5% to 2012	598,000	373,750

		$14,245,603
Food & Beverages - 1.7%
ARAMARK Corp., 8.5%, 2015	$6,550,000	$6,517,250
B&G Foods, Inc., 8%, 2011	3,570,000	3,462,900
Del Monte Corp., 6.75%, 2015	3,920,000	3,645,600
Michael Foods, Inc., 8%, 2013	3,105,000	3,058,425

		$16,684,175
Forest & Paper Products - 2.3%
Buckeye Technologies, Inc., 8%, 2010	$1,122,000	$1,110,780
Buckeye Technologies, Inc., 8.5%, 2013	7,725,000	7,802,250
Catalyst Paper Corp., 8.625%, 2011	1,515,000	1,280,175
Jefferson Smurfit Corp., 8.25%, 2012	4,872,000	4,677,120
JSG Funding PLC, 7.75%, 2015	525,000	483,000
Millar Western Forest Products Ltd., 7.75%, 2013	4,885,000	3,590,475
NewPage Holding Corp., 10%, 2012 (n)	3,115,000	3,099,425

		$22,043,225

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 6.0%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)	$4,290,000	$3,217,500
Harrah’s Operating Co., Inc., 5.375%, 2013	660,000	448,800
Harrah’s Operating Co., Inc., 10.75%, 2016 (z)	2,920,000	2,642,600
Harrah’s Operating Co., Inc., 5.75%, 2017	13,670,000	8,202,000
Isle of Capri Casinos, Inc., 7%, 2014	3,620,000	2,787,400
Mandalay Resort Group, 9.375%, 2010	3,525,000	3,635,156
MGM Mirage, 8.5%, 2010	3,075,000	3,198,000
MGM Mirage, 8.375%, 2011	2,895,000	2,960,138
MGM Mirage, 6.75%, 2013	4,020,000	3,829,050
MGM Mirage, 5.875%, 2014	3,010,000	2,724,050
MGM Mirage, 7.5%, 2016	7,760,000	7,449,600
Station Casinos, Inc., 6.5%, 2014	9,025,000	6,227,250
Station Casinos, Inc., 6.875%, 2016	1,600,000	1,088,000
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015	4,275,000	3,078,000
Wynn Las Vegas LLC, 6.625%, 2014	6,740,000	6,495,675

		$57,983,219
Industrial - 1.4%
Blount, Inc., 8.875%, 2012	$3,955,000	$3,885,788
Cii Carbon LLC, 11.125%, 2015 (n)	1,775,000	1,695,125
JohnsonDiversey Holdings, Inc., “B”, 9.625%, 2012	7,525,000	7,637,875

		$13,218,788
Insurance - Health - 0.4%
Centene Corp., 7.25%, 2014	$3,760,000	$3,684,800

Insurance - Property & Casualty - 0.4%
USI Holdings Corp., 9.75%, 2015 (n)	$4,620,000	$3,603,600

Machinery & Tools - 0.7%
Case New Holland, Inc., 7.125%, 2014	$7,175,000	$7,157,063

Medical & Health Technology & Services - 8.1%
Community Health Systems, Inc., 8.875%, 2015	$8,805,000	$8,860,031
Cooper Cos., Inc., 7.125%, 2015	5,600,000	5,320,000
DaVita, Inc., 6.625%, 2013	2,665,000	2,625,025
DaVita, Inc., 7.25%, 2015	9,005,000	8,959,975
HCA, Inc., 6.375%, 2015	8,905,000	7,591,513
HCA, Inc., 9.25%, 2016	16,355,000	17,152,306
HealthSouth Corp., 10.75%, 2016	1,055,000	1,099,838
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)	4,110,000	4,233,300
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)	3,125,000	3,050,781

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Psychiatric Solutions, Inc., 7.75%, 2015	$5,500,000	$5,417,500
U.S. Oncology, Inc., 10.75%, 2014	6,330,000	6,171,750
Universal Hospital Services, Inc., 8.5%, 2015 (p)	3,330,000	3,363,300
Universal Hospital Services, Inc., FRN, 8.287%, 2015	1,015,000	964,250
VWR Funding, Inc., 10.25%, 2015 (n)(p)	2,835,000	2,650,725

		$77,460,294
Metals & Mining - 4.5%
Arch Western Finance LLC, 6.75%, 2013	$3,570,000	$3,453,975
FMG Finance Ltd., 10.625%, 2016 (n)	7,395,000	8,393,325
Foundation PA Coal Co., 7.25%, 2014	1,645,000	1,620,325
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	10,615,000	11,278,438
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015	4,988,000	4,894,475
Peabody Energy Corp., 5.875%, 2016	4,440,000	4,151,400
Peabody Energy Corp., 7.375%, 2016	3,600,000	3,681,000
PNA Group, Inc., 10.75%, 2016	4,055,000	3,649,500
Ryerson, Inc., 12%, 2015 (n)	2,030,000	1,908,200

		$43,030,638
Natural Gas - Distribution - 0.9%
AmeriGas Partners LP, 7.125%, 2016	$5,550,000	$5,397,375
Inergy LP, 6.875%, 2014	3,625,000	3,507,188

		$8,904,563
Natural Gas - Pipeline - 3.0%
Atlas Pipeline Partners LP, 8.125%, 2015	$5,495,000	$5,275,200
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	7,655,000	7,872,877
El Paso Corp., 7.75%, 2032	2,830,000	2,813,951
Knight, Inc., 7.25%, 2028	4,105,000	3,723,075
Transcontinental Gas Pipe Line Corp., 7%, 2011	1,094,000	1,148,700
Williams Cos., Inc., 8.75%, 2032	3,352,000	4,005,640
Williams Partners LP, 7.25%, 2017	4,285,000	4,434,975

		$29,274,418
Network & Telecom - 3.0%
Cincinnati Bell, Inc., 8.375%, 2014	$5,965,000	$5,696,575
Citizens Communications Co., 9.25%, 2011	4,461,000	4,750,965
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	3,965,000	4,024,475
Qwest Capital Funding, Inc., 7.25%, 2011	3,620,000	3,556,650
Qwest Corp., 7.875%, 2011	715,000	737,344
Qwest Corp., 8.875%, 2012	5,210,000	5,503,063

16

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Windstream Corp., 8.625%, 2016	$4,540,000	$4,698,900

		$28,967,972
Oil Services - 0.8%
Basic Energy Services, Inc., 7.125%, 2016	$5,755,000	$5,409,700
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017	535,000	529,650
GulfMark Offshore, Inc., 7.75%, 2014	1,340,000	1,360,100

		$7,299,450
Other Banks & Diversified Financials - 0.1%
VTB Capital S.A., 6.609%, 2012 (n)	$1,128,000	$1,116,720

Printing & Publishing - 4.3%
American Media Operations, Inc., 10.25%, 2009	$4,618,000	$3,440,410
American Media Operations, Inc., 10.25%, 2009	167,910	125,093
Dex Media, Inc., 0% to 2008, 9% to 2013	9,895,000	8,781,813
Dex Media, Inc., 0% to 2008, 9% to 2013	6,115,000	5,427,063
Idearc, Inc., 8%, 2016	13,665,000	12,230,175
Nielsen Finance LLC, 10%, 2014	3,035,000	3,065,350
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	3,200,000	2,240,000
Quebecor World, Inc., 6.125%, 2013 (d)	2,190,000	941,700
R.H. Donnelley Corp., 8.875%, 2016	6,230,000	5,342,225

		$41,593,829
Retailers - 0.4%
Buhrmann U.S., Inc., 7.875%, 2015	$2,075,000	$1,919,375
Couche-Tard, Inc., 7.5%, 2013	2,390,000	2,375,063

		$4,294,438
Specialty Stores - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$3,290,000	$3,026,800

Supermarkets - 0.7%
Stater Brothers Holdings, Inc., 7.75%, 2015	$3,545,000	$3,332,300
SUPERVALU, Inc., 7.5%, 2014	3,015,000	3,056,456

		$6,388,756
Telecommunications - Wireless - 1.7%
Alltel Corp., 7%, 2012	$4,894,000	$4,159,900
American Tower Corp., 7%, 2017 (n)	1,215,000	1,202,850
Centennial Communications Corp., 10.125%, 2013	1,830,000	1,871,175
MetroPCS Wireless, Inc., 9.25%, 2014	4,285,000	3,942,200

17

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	$4,720,000	$5,003,200

		$16,179,325
Transportation - Services - 0.5%
Hertz Corp., 8.875%, 2014	$5,125,000	$4,945,625

Utilities - Electric Power - 5.9%
AES Corp., 9.375%, 2010	$5,130,000	$5,360,850
Dynegy Holdings, Inc., 7.5%, 2015	4,140,000	3,860,550
Edison Mission Energy, 7%, 2017	11,270,000	10,960,075
Intergen N.V., 9%, 2017 (n)	2,730,000	2,846,025
Mirant Americas Generation LLC, 8.3%, 2011	2,900,000	2,929,000
Mirant North America LLC, 7.375%, 2013	4,870,000	4,870,000
NRG Energy, Inc., 7.375%, 2016	14,830,000	14,329,488
Reliant Energy, Inc., 6.75%, 2014	1,555,000	1,568,606
Reliant Energy, Inc., 7.875%, 2017	7,475,000	7,288,125
Sierra Pacific Resources, 8.625%, 2014	2,375,000	2,546,081

		$56,558,800
Total Bonds (Identified Cost, $848,228,840)		$803,808,456

Floating Rate Loans - 9.0% (g)(r)
Aerospace - 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.73%, 2014	$127,224	$116,198
Hawker Beechcraft Acquisition Co., Term Loan B, 6.83%, 2014	3,086,964	2,819,427

		$2,935,625
Automotive - 1.5%
Allison Transmission, Inc., Term Loan B, 7.43%, 2014	$749,593	$654,582
Ford Motor Co., Term Loan B, 8%, 2013	6,350,703	5,546,279
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.35%, 2014	6,606,938	6,012,314
Mark IV Industries, Inc., Second Lien Term Loan, 11%, 2011	3,476,611	2,120,733

		$14,333,908
Broadcasting - 0.6%
Gray Television, Inc., Term Loan B, 6.73%, 2014	$2,672,254	$2,388,327
Univision Communications, Inc., Term Loan B, 5.49%, 2014	3,974,730	3,263,253

		$5,651,580
Building - 0.2%
Building Materials Holding Corp., Second Lien Term Loan, 9.56%, 2014	$3,469,598	$2,333,305

18

Portfolio of Investments - continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans - continued
Cable TV - 1.2%
Charter Communications, Inc., Term Loan, 5.26%, 2013	$5,433,760	$4,726,134
CSC Holdings, Inc., Term Loan B, 6.9%, 2013	4,050,157	3,715,598
MCC Iowa Mediacom Broadband LLC, Term Loan A, 5.55%, 2011	3,664,936	3,304,551

		$11,746,283
Chemicals - 0.6%
Celanese AG, Term Loan, 6.98%, 2014	$5,774,552	$5,409,517

Computer Software - 0.5%
First Data Corp., Term Loan B-2, 7.63%, 2014 (o)	$4,961,327	$4,461,472

Food & Beverages - 0.4%
Dole Food Co., Inc., Letter of Credit, 4.25%, 2013	$378,107	$341,832
Dole Food Co., Inc., Term Loan B, 6.68%, 2013	835,852	755,663
Dole Food Co., Inc., Term Loan C, 6.56%, 2013	2,786,175	2,518,876

		$3,616,371
Gaming & Lodging - 0.2%
Harrahs Entertainment, Inc., Term Loan B-2, 2015 (o)	$2,312,200	$2,122,408

Medical & Health Technology & Services - 1.3%
Advanced Medical Optics, Inc., Term Loan B, 6.77%, 2014	$2,031,153	$1,883,894
Community Health Systems, Inc., Term Loan, 7.33%, 2014	3,252,937	2,993,443
HCA, Inc., Term Loan B, 7.45%, 2013	7,776,773	7,173,378

		$12,050,715
Pollution Control - 0.4%
Allied Waste North America, Inc., Letter of Credit, 5%, 2012	$1,610,231	$1,503,553
Allied Waste North America, Inc., Term Loan B, 5.89%, 2012	2,542,254	2,373,828

		$3,877,381
Printing & Publishing - 0.5%
Nielsen Finance LLC, Term Loan B, 6.81%, 2013	$4,996,160	$4,594,681

Retailers - 0.3%
Neiman Marcus, Term Loan B, 6.69%, 2013	$3,342,337	$3,064,021

Specialty Stores - 0.7%
Michaels Stores, Inc., Term Loan B, 7.58%, 2013 (o)	$8,482,031	$7,219,150

Utilities - Electric Power - 0.3%
TXU Corp. Term Loan B-3, 2014 (o)	$2,852,624	$2,629,960
Total Floating Rate Loans (Identified Cost, $95,165,615)		$86,046,377

19

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - 1.8%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	1,087	$0

Broadcasting - 0.1%
Clear Channel Communications, Inc.	24,700	$758,537

Cable TV - 0.6%
Comcast Corp., “A” (a)	228,100	$4,142,296
Time Warner Cable, Inc. (a)	59,500	1,497,020

		$5,639,316
Consumer Goods & Services - 0.0%
Central Garden & Pet Co. (a)	47,600	$261,324

Electronics - 0.1%
Intel Corp.	48,900	$1,036,680

Energy - Integrated - 0.2%
Chevron Corp.	20,100	$1,698,450

Forest & Paper Products - 0.1%
Louisiana-Pacific Corp.	52,900	$807,783

Major Banks - 0.1%
Bank of America Corp.	11,900	$527,765
JPMorgan Chase & Co.	12,000	570,600

		$1,098,365
Pharmaceuticals - 0.1%
Johnson & Johnson	19,300	$1,220,918

Printing & Publishing - 0.0%
Golden Books Family Entertainment, Inc. (a)	206,408	$0

Real Estate - 0.2%
Host Hotels & Resorts, Inc., REIT	102,500	$1,715,850

Telephone Services - 0.3%
Windstream Corp.	242,000	$2,809,620
Total Common Stocks (Identified Cost, $21,575,558)		$17,046,843

20

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Preferred Stocks - 0.2%
Broadcasting - 0.2%
Spanish Broadcasting Systems, Inc., “B”, 10.75% (p) (Identified Cost, $2,000,756)	2,034	$1,830,600

Money Market Funds (v) - 3.2%
MFS Institutional Money Market Portfolio, 4.34%, at Cost and Net Asset Value	31,031,601	$31,031,601
Total Investments (Identified Cost, $998,002,370) (k)		$939,763,877

Other Assets, Less Liabilities - 2.3%		22,508,133
Net Assets - 100.0%		$962,272,010

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $775,534,087 and 82.52% of market value. An independent pricing service provided an evaluated bid for 82.23% of the market value.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $137,514,608, representing 14.3% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

21

Portfolio of Investments – continued

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Airlie LCDO Ltd., CDO, FRN, 6.784%, 2011	10/13/06	$2,326,000	$2,052,230
Anthracite Ltd., CDO, 6%, 2037	5/14/02	3,503,209	3,441,116
Asset Securitization Corp., FRN, 8.825%, 2029	1/25/05	1,726,172	2,296,250
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06	957,539	710,370
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.544%, 2050	4/12/06	610,000	378,139
CWCapital Cobalt Ltd., CDO, “G”, FRN, 4.744%, 2050	4/12/06	1,890,000	1,119,296
Falcon Franchise Loan LLC, FRN, 3.933%, 2025	1/29/03	2,637,254	1,803,788
Harrah’s Operating Co., Inc., 10.75%, 2016	1/30/08	2,659,031	2,642,600
Southwestern Energy Co., 7.5%, 2018	1/11/08-1/16/08	2,882,656	2,933,513
TIERS Beach Street Synthetic, CLO, FRN, 8.646%, 2011	5/17/06	2,750,000	2,367,475
Wachovia Credit, CDO, FRN, 6.234%, 2026	6/08/06	1,320,000	984,060
Total Restricted Securities			$20,728,837
% of Net Assets			2.2%

Unfunded Loan Commitments

As of January 31, 2008, the portfolio had the following unfunded loan commitments of $301,612 which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Community Health Systems, Inc., Delayed Draw Term Loan B, 2014	$163,601	$(13,051)
Univision Communications, Inc., Delayed Draw Term Loan B, 2014	138,011	(21,401)

	$301,612	$(34,452)

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

Forward Foreign Currency Exchange Contracts at 1/31/08

Type	Currency	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
BUY	GBP	788,716	2/14/08	$1,586,148	$1,568,691	$(17,457)

Futures contracts outstanding at 1/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond (Long)	116	$13,840,250	Mar-08	$270,563

22

Portfolio of Investments – continued

Swap Agreements at 1/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	4,200,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$ (416,990)
6/20/09	USD	2,100,000	JPMorgan Chase Bank	4.8% (fixed rate)	(1)	(189,152)
6/20/12	USD	9,500,000	JPMorgan Chase Bank (a)	(2)	4.065% (fixed rate)	813,368
6/20/12	USD	4,200,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(3)	(930,543)
6/20/12	USD	2,100,000	Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(3)	(441,285)
9/20/12	USD	4,200,000	Goldman Sachs International	3.75% (fixed rate)	(4)	4,978

						$(1,159,624)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi-Consolidated, Inc., 8.375%, 4/01/15.
(2)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX High Yield Index.
(3)	Fund to pay notional amount upon a defined credit event by Bowater, Inc. 6.5%, 6/15/13.
(4)	Fund to pay notional amount upon a defined credit event by Allied Waste Industries, Inc., 7.375%, 4/15/14.
(a)	Premiums paid by the fund amounted to $469,043.

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

GBP	British Pound

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/08

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments –
Non-affiliated issuers, at value (identified cost, $966,970,769)	$908,732,276
Underlying funds, at cost and value	$31,031,601
Total investments, at value (identified cost, $998,002,370)		$939,763,877
Cash	83,617
Restricted cash	1,672,780
Receivable for daily variation margin on open futures contracts	116,000
Receivable for investments sold	26,770,519
Receivable for fund shares sold	634,143
Interest and dividends receivable	18,496,571
Swaps, at value (net unamortized premiums paid $469,043)	818,346
Other assets	13,578
Total assets		$988,369,431
Liabilities
Distributions payable	$1,381,818
Payable for forward foreign currency exchange contracts	17,457
Payable for investments purchased	18,554,445
Payable for fund shares reacquired	3,369,191
Swaps, at value	1,977,970
Unrealized depreciation on unfunded loan commitments	34,452
Payable to affiliates
Management fee	24,183
Shareholder servicing costs	418,182
Distribution and service fees	18,650
Administrative services fee	699
Program manager fees	19
Retirement plan administration and services fees	24
Payable for independent trustees’ compensation	129,220
Accrued expenses and other liabilities	171,111
Total liabilities		$26,097,421
Net assets		$962,272,010
Net assets consist of:
Paid-in capital	$1,444,381,526
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(59,648,506)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(420,173,569)
Accumulated distributions in excess of net investment income	(2,287,441)
Net assets		$962,272,010
Shares of beneficial interest outstanding		268,711,885

24

Statement of Assets and Liabilities – continued

Class A shares:
Net assets	$504,159,011
Shares outstanding	140,863,684
Net asset value per share		$3.58
Offering price per share (100 / 95.25 x net asset value per share)		$3.76
Class B shares:
Net assets	$113,331,134
Shares outstanding	31,569,581
Net asset value and offering price per share		$3.59
Class C shares:
Net assets	$69,505,091
Shares outstanding	19,323,365
Net asset value and offering price per share		$3.60
Class I shares
Net assets	$257,571,873
Shares outstanding	72,010,111
Net asset value, offering price, and redemption price per share		$3.58
Class R shares:
Net assets	$737,104
Shares outstanding	205,787
Net asset value, offering price, and redemption price per share		$3.58
Class R1 shares:
Net assets	$1,273,323
Shares outstanding	355,119
Net asset value, offering price, and redemption price per share		$3.59
Class R2 shares
Net assets	$663,581
Shares outstanding	185,169
Net asset value, offering price, and redemption price per share		$3.58
Class R3 shares
Net assets	$5,524,576
Shares outstanding	1,542,012
Net asset value, offering price, and redemption price per share		$3.58
Class R4 shares
Net assets	$8,064,797
Shares outstanding	2,254,433
Net asset value, offering price, and redemption price per share		$3.58

25

Statement of Assets and Liabilities – continued

Class R5 shares
Net assets	$57,537
Shares outstanding	16,077
Net asset value, offering price, and redemption price per share		$3.58
Class 529A shares
Net assets	$848,688
Shares outstanding	237,203
Net asset value per share		$3.58
Offering price per share (100 / 95.25 x net asset value per share)		$3.76
Class 529B shares
Net assets	$213,453
Shares outstanding	59,659
Net asset value and offering price per share		$3.58
Class 529C shares
Net assets	$321,842
Shares outstanding	89,685
Net asset value and offering price per share		$3.59

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

26

Financial Statements

STATEMENT OF OPERATIONS

Year ended 1/31/08

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$89,372,663
Dividends	726,680
Dividends from underlying funds	1,660,700
Total investment income		$91,760,043
Expenses
Management fee	$5,188,578
Distribution and service fees	4,284,624
Program manager fees	3,799
Shareholder servicing costs	1,554,051
Administrative services fee	189,047
Retirement plan administration and services fees	19,149
Independent trustees’ compensation	36,385
Custodian fee	133,797
Shareholder communications	126,523
Auditing fees	75,024
Legal fees	26,776
Miscellaneous	188,212
Total expenses		$11,825,965
Reduction of expenses by investment adviser	(5,839)
Net expenses		$11,820,126
Net investment income		$79,939,917
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions:
Non-affiliated issuers	$(2,246,110)
Futures contracts	(350,761)
Swap transactions	690,142
Foreign currency transactions	97,551
Net realized gain (loss) on investments and foreign currency transactions		$(1,809,178)
Change in unrealized appreciation (depreciation)
Investments	$(90,090,550)
Futures contracts	1,496,503
Swap transactions	(1,681,579)
Translation of assets and liabilities in foreign currencies	(68,796)
Unfunded loan commitments	(34,452)
Net unrealized gain (loss) on investments and foreign currency translation		$(90,378,874)
Net realized and unrealized gain (loss) on investments and foreign currency		$(92,188,052)
Change in net assets from operations		$(12,248,135)

See Notes to Financial Statements

27

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Year ended 1/31
	2008	2007
Change in net assets
From operations
Net investment income	$79,939,917	$86,619,309
Net realized gain (loss) on investments and foreign currency transactions	(1,809,178)	1,111,730
Net unrealized gain (loss) on investments and foreign currency translation	(90,378,874)	31,193,207
Change in net assets from operations	$(12,248,135)	$118,924,246
Distributions declared to shareholders
From net investment income
Class A	$(48,029,574)	$(47,667,939)
Class B	(11,005,810)	(14,939,675)
Class C	(5,876,268)	(6,203,739)
Class I	(21,291,854)	(18,929,135)
Class R	(243,806)	(363,983)
Class R1	(56,111)	(17,366)
Class R2	(38,427)	(23,859)
Class R3	(261,511)	(123,244)
Class R4	(587,093)	(187,948)
Class R5	(4,732)	(4,063)
Class 529A	(66,936)	(55,195)
Class 529B	(15,465)	(11,049)
Class 529C	(28,036)	(28,602)
Total distributions declared to shareholders	$(87,505,623)	$(88,555,797)
Change in net assets from fund share transactions	$(157,432,891)	$(138,159,915)
Redemption fees	$—	$8,665
Total change in net assets	$(257,186,649)	$(107,782,801)
Net assets
At beginning of period	1,219,458,659	1,327,241,460
At end of period (including accumulated distributions in excess of net investment income of $2,287,441 and undistributed net investment income of $677,936)	$962,272,010	$1,219,458,659

See Notes to Financial Statements

28

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 1/31
	2008	2007		2006	2005		2004
Net asset value, beginning of period	$3.92	$3.82		$3.98	$3.98		$3.52
Income (loss) from investment operations
Net investment income (d)	$0.27	$0.27		$0.27	$0.29		$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	(0.31)	0.11		(0.13)	0.01	(g)	0.46
Total from investment operations	$(0.04)	$0.38		$0.14	$0.30		$0.76
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.28)		$(0.30)	$(0.30)		$(0.30)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.58	$3.92		$3.82	$3.98		$3.98
Total return (%) (r)(s)(t)	(1.20)	10.30		3.61	7.74		22.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	1.00		1.00	0.99		0.99
Expenses after expense reductions (f)	0.97	1.00		1.00	0.99		N/A
Net investment income	7.17	7.09		6.85	7.31		7.87
Portfolio turnover	66	89		51	68		81
Net assets at end of period (000 Omitted)	$504,159	$671,019		$703,305	$799,651		$934,958

See Notes to Financial Statements

29

Financial Highlights – continued

Class B	Years ended 1/31
	2008	2007		2006	2005		2004
Net asset value, beginning of period	$3.93	$3.83		$3.99	$3.99		$3.53
Income (loss) from investment operations
Net investment income (d)	$0.25	$0.25		$0.24	$0.26		$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.32)	0.10		(0.13)	0.01	(g)	0.47
Total from investment operations	$(0.07)	$0.35		$0.11	$0.27		$0.74
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.25)		$(0.27)	$(0.27)		$(0.28)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.59	$3.93		$3.83	$3.99		$3.99
Total return (%) (r)(s)(t)	(1.87)	9.53		2.90	7.10		21.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	1.71		1.72	1.69		1.69
Expenses after expense reductions (f)	1.67	1.71		1.72	1.69		N/A
Net investment income	6.47	6.40		6.26	6.63		7.18
Portfolio turnover	66	89		51	68		81
Net assets at end of period (000 Omitted)	$113,331	$195,028		$275,363	$379,253		$471,520

See Notes to Financial Statements

30

Financial Highlights – continued

Class C	Years ended 1/31
	2008	2007		2006	2005		2004
Net asset value, beginning of period	$3.94	$3.84		$4.00	$4.00		$3.54
Income (loss) from investment operations
Net investment income (d)	$0.25	$0.24		$0.24	$0.26		$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.32)	0.11		(0.13)	0.01	(g)	0.47
Total from investment operations	$(0.07)	$0.35		$0.11	$0.27		$0.74
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.25)		$(0.27)	$(0.27)		$(0.28)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.60	$3.94		$3.84	$4.00		$4.00
Total return (%) (r)(s)(t)	(1.84)	9.52		2.91	7.10		21.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	1.70		1.72	1.69		1.69
Expenses after expense reductions (f)	1.67	1.70		1.72	1.69		N/A
Net investment income	6.46	6.39		6.26	6.63		7.18
Portfolio turnover	66	89		51	68		81
Net assets at end of period (000 Omitted)	$69,505	$92,050		$108,181	$148,073		$214,915

See Notes to Financial Statements

31

Financial Highlights – continued

Class I	Years ended 1/31
	2008	2007		2006	2005		2004
Net asset value, beginning of period	$3.92	$3.82		$3.98	$3.98		$3.52
Income (loss) from investment operations
Net investment income (d)	$0.29	$0.28		$0.28	$0.29		$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	(0.32)	0.11		(0.13)	0.02	(g)	0.47
Total from investment operations	$(0.03)	$0.39		$0.15	$0.31		$0.77
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.29)		$(0.31)	$(0.31)		$(0.31)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.58	$3.92		$3.82	$3.98		$3.98
Total return (%) (r)(s)	(0.90)	10.62		3.92	8.17		22.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	0.70		0.71	0.68		0.69
Expenses after expense reductions (f)	0.67	0.70		0.71	0.68		N/A
Net investment income	7.47	7.38		7.24	7.55		8.03
Portfolio turnover	66	89		51	68		81
Net assets at end of period (000 Omitted)	$257,572	$246,306		$231,455	$170,679		$93,887

See Notes to Financial Statements

32

Financial Highlights – continued

Class R	Years ended 1/31
	2008	2007		2006	2005		2004
Net asset value, beginning of period	$3.93	$3.83		$3.98	$3.98		$3.52
Income (loss) from investment operations
Net investment income (d)	$0.27	$0.26		$0.26	$0.28		$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)	0.11		(0.12)	0.01	(g)	0.48
Total from investment operations	$(0.06)	$0.37		$0.14	$0.29		$0.76
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.27)		$(0.29)	$(0.29)		$(0.30)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.58	$3.93		$3.83	$3.98		$3.98
Total return (%) (r)(s)	(1.65)	10.07		3.68	7.63		22.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	1.20		1.21	1.18		1.20
Expenses after expense reductions (f)	1.17	1.20		1.21	1.18		N/A
Net investment income	6.98	6.88		6.76	7.06		7.46
Portfolio turnover	66	89		51	68		81
Net assets at end of period (000 Omitted)	$737	$5,072		$5,422	$4,021		$1,359

See Notes to Financial Statements

33

Financial Highlights – continued

Class R1	Years ended 1/31
	2008	2007		2006(i)
Net asset value, beginning of period	$3.93	$3.83		$3.89
Income (loss) from investment operations
Net investment income (d)	$0.24	$0.24		$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.31)	0.11		(0.03	)(g)
Total from investment operations	$(0.07)	$0.35		$0.16
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.25)		$(0.22)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00	(w)
Net asset value, end of period	$3.59	$3.93		$3.83
Total return (%) (r)(s)	(1.96)	9.41		4.28	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	1.89		1.91	(a)
Expenses after expense reductions (f)	1.76	1.79		1.85	(a)
Net investment income	6.35	6.27		6.08	(a)
Portfolio turnover	66	89		51
Net assets at end of period (000 Omitted)	$1,273	$361		$231

See Notes to Financial Statements

34

Financial Highlights – continued

Class R2	Years ended 1/31
	2008	2007		2006(i)
Net asset value, beginning of period	$3.93	$3.83		$3.89
Income (loss) from investment operations
Net investment income (d)	$0.25	$0.26		$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.32)	0.10		(0.04	)(g)
Total from investment operations	$(0.07)	$0.36		$0.17
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.26)		$(0.23)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00	(w)
Net asset value, end of period	$3.58	$3.93		$3.83
Total return (%) (r)(s)	(1.87)	9.80		4.56	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	1.59		1.59	(a)
Expenses after expense reductions (f)	1.39	1.44		1.51	(a)
Net investment income	6.74	6.63		6.50	(a)
Portfolio turnover	66	89		51
Net assets at end of period (000 Omitted)	$664	$460		$277

See Notes to Financial Statements

35

Financial Highlights – continued

Class R3	Years ended 1/31
	2008	2007		2006	2005		2004(i)
Net asset value, beginning of period	$3.93	$3.83		$3.98	$3.98		$3.85
Income (loss) from investment operations
Net investment income (d)	$0.26	$0.26		$0.24	$0.25		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.32)	0.10		(0.11)	0.03	(g)	0.13	(g)
Total from investment operations	$(0.06)	$0.36		$0.13	$0.28		$0.20
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.26)		$(0.28)	$(0.28)		$(0.07)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.58	$3.93		$3.83	$3.98		$3.98
Total return (%) (r)(s)	(1.79)	9.91		3.45	7.37		5.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	1.44		1.46	1.49		1.43	(a)
Expenses after expense reductions (f)	1.29	1.34		1.42	1.49		N/A
Net investment income	6.83	6.71		6.61	6.58		7.07	(a)
Portfolio turnover	66	89		51	68		81
Net assets at end of period (000 Omitted)	$5,525	$2,406		$1,212	$246		$42

See Notes to Financial Statements

36

Financial Highlights – continued

Class R4	Years ended 1/31
	2008	2007		2006(i)
Net asset value, beginning of period	$3.92	$3.82		$3.88
Income (loss) from investment operations
Net investment income (d)	$0.27	$0.27		$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.31)	0.10		(0.02	)(g)
Total from investment operations	$(0.04)	$0.37		$0.19
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.27)		$(0.25)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00	(w)
Net asset value, end of period	$3.58	$3.92		$3.82
Total return (%) (r)(s)	(1.28)	10.18		4.94	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	1.07		1.15	(a)
Expenses after expense reductions (f)	1.05	1.07		1.15	(a)
Net investment income	7.08	6.90		6.73	(a)
Portfolio turnover	66	89		51
Net assets at end of period (000 Omitted)	$8,065	$5,143		$393

See Notes to Financial Statements

37

Financial Highlights – continued

Class R5	Years ended 1/31
	2008	2007		2006(i)
Net asset value, beginning of period	$3.92	$3.82		$3.88
Income (loss) from investment operations
Net investment income (d)	$0.28	$0.28		$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.31)	0.11		(0.03	)(g)
Total from investment operations	$(0.03)	$0.39		$0.20
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.29)		$(0.26)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00	(w)
Net asset value, end of period	$3.58	$3.92		$3.82
Total return (%) (r)(s)	(0.99)	10.52		5.2	0(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.80		0.80	(a)
Expenses after expense reductions (f)	0.76	0.80		0.80	(a)
Net investment income	7.38	7.29		7.11	(a)
Portfolio turnover	66	89		51
Net assets at end of period (000 Omitted)	$58	$58		$53

See Notes to Financial Statements

38

Financial Highlights – continued

Class 529A	Years ended 1/31
	2008	2007		2006	2005		2004
Net asset value, beginning of period	$3.92	$3.82		$3.98	$3.98		$3.52
Income (loss) from investment operations
Net investment income (d)	$0.26	$0.26		$0.26	$0.27		$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(0.31)	0.11		(0.14)	0.02	(g)	0.47
Total from investment operations	$(0.05)	$0.37		$0.12	$0.29		$0.75
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.27)		$(0.28)	$(0.29)		$(0.29)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.58	$3.92		$3.82	$3.98		$3.98
Total return (%) (r)(s)(t)	(1.49)	9.97		3.30	7.53		22.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	1.30		1.32	1.29		1.30
Expenses after expense reductions (f)	1.27	1.30		1.32	1.29		N/A
Net investment income	6.87	6.78		6.65	6.97		7.42
Portfolio turnover	66	89		51	68		81
Net assets at end of period (000 Omitted)	$849	$854		$776	$768		$406

See Notes to Financial Statements

39

Financial Highlights – continued

Class 529B	Years ended 1/31
	2008	2007		2006	2005		2004
Net asset value, beginning of period	$3.92	$3.82		$3.97	$3.98		$3.52
Income (loss) from investment operations
Net investment income (d)	$0.24	$0.23		$0.23	$0.25		$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.32)	0.11		(0.12)	0.00	(g)(w)	0.48
Total from investment operations	$(0.08)	$0.34		$0.11	$0.25		$0.73
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)		$(0.26)	$(0.26)		$(0.27)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.58	$3.92		$3.82	$3.97		$3.98
Total return (%) (r)(s)(t)	(2.13)	9.26		2.89	6.57		21.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	1.95		1.96	2.01		1.95
Expenses after expense reductions (f)	1.92	1.95		1.96	2.01		N/A
Net investment income	6.22	6.13		6.00	6.29		6.80
Portfolio turnover	66	89		51	68		81
Net assets at end of period (000 Omitted)	$213	$202		$157	$139		$119

See Notes to Financial Statements

40

Financial Highlights – continued

Class 529C	Years ended 1/31
	2008	2007		2006	2005		2004
Net asset value, beginning of period	$3.93	$3.83		$3.99	$3.99		$3.53
Income (loss) from investment operations
Net investment income (d)	$0.24	$0.23		$0.23	$0.25		$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.32)	0.11		(0.13)	0.01	(g)	0.47
Total from investment operations	$(0.08)	$0.34		$0.10	$0.26		$0.73
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)		$(0.26)	$(0.26)		$(0.27)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.59	$3.93		$3.83	$3.99		$3.99
Total return (%) (r)(s)(t)	(2.11)	9.26		2.64	6.84		21.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	1.95		1.96	1.97		1.95
Expenses after expense reductions (f)	1.91	1.95		1.96	1.97		N/A
Net investment income	6.21	6.13		6.00	6.31		6.79
Portfolio turnover	66	89		51	68		81
Net assets at end of period (000 Omitted)	$322	$500		$417	$347		$189

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01

See Notes to Financial Statements

41

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at

42

Notes to Financial Statements – continued

last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to

43

Notes to Financial Statements – continued

determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a

44

Notes to Financial Statements – continued

fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts

45

Notes to Financial Statements – continued

recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At January 31, 2008, the portfolio had unfunded loan commitments of $301,612, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal

46

Notes to Financial Statements – continued

course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Short Term Fees – The fund charged a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Effective December 1, 2006, the fund no longer charges a redemption fee. Any redemption fees charged are accounted for as an addition to paid-in-capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the year ended January 31, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on January 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a

47

Notes to Financial Statements – continued

tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions declared to shareholders is as follows:

	1/31/08	1/31/07
Ordinary income (including any short-term capital gains)	$87,505,623	$88,555,797

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/08
Cost of investments	$1,001,243,417
Gross appreciation	4,540,124
Gross depreciation	(66,019,664)
Net unrealized appreciation (depreciation)	$(61,479,540)
Undistributed ordinary income	$2,305,483
Capital loss carryforwards	(403,838,082)
Post-October capital loss deferral	(12,726,203)
Other temporary differences	(6,371,174)

48

Notes to Financial Statements – continued

As of January 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

1/31/09	$(24,778,024)
1/31/10	(137,538,425)
1/31/11	(159,064,624)
1/31/13	(19,406,719)
1/31/14	(20,012,633)
1/31/15	(43,037,657)
$(403,838,082)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Average daily net assets in excess of $1.4 billion	0.44%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.39% of the fund’s average daily net assets in excess of $1.4 billion for the period March 1, 2004 through February 28, 2009. For the year ended January 31, 2008, the fund’s average daily net assets did not exceed $1.4 billion and therefore, the management fee was not reduced.

The management fee incurred for the year ended January 31, 2008 was equivalent to an annual effective rate of 0.46% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $67,089 and $1,020 for the year ended January 31, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

49

Notes to Financial Statements – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.30%	$1,839,514
Class B	0.75%	0.25%	1.00%	1.00%	1,551,031
Class C	0.75%	0.25%	1.00%	1.00%	824,092
Class R	0.25%	0.25%	0.50%	0.50%	16,294
Class R1 (c)	0.50%	0.25%	0.75%	0.75%	5,827
Class R2	0.25%	0.25%	0.50%	0.50%	2,564
Class R3	0.25%	0.25%	0.50%	0.50%	17,186
Class R4	—	0.25%	0.25%	0.25%	18,665
Class 529A	0.25%	0.25%	0.50%	0.35%	3,093
Class 529B	0.75%	0.25%	1.00%	1.00%	2,241
Class 529C	0.75%	0.25%	1.00%	1.00%	4,117
Total Distribution and Service Fees					$4,284,624

(c)	Effective March 1, 2008, the distribution fee rate for Class R1 shares will be 0.75%.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2008 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. 0.05% of the Class A and 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% of the Class A and 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2008, were as follows:

Amount
Class A	$7,643
Class B	$252,935
Class C	$5,198
Class 529B	$39
Class 529C	$—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs

50

Notes to Financial Statements – continued

through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund’s 529 share classes. Effective April 1, 2008, the fee will be 0.10%. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended January 31, 2008, were as follows:

Amount
Class 529A	$2,210
Class 529B	560
Class 529C	1,029
Total Program Manager Fees	$3,799

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended January 31, 2008, the fee was $530,123, which equated to 0.0470% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended January 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $679,311. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended January 31, 2008, these costs for the fund amounted to $309,685 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.

51

Notes to Financial Statements – continued

Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the year ended January 31, 2008 was equivalent to an annual effective rate of 0.0168% of the funds average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended January 31, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 3/31/07	Effective 4/1/07	Annual Effective Rate (g)	Total Amount
Class R1	0.45%	0.35%	0.35%	$2,786
Class R2	0.40%	0.25%	0.22%	1,253
Class R3	0.25%	0.15%	0.13%	4,858
Class R4	0.15%	0.15%	0.14%	10,199
Class R5	0.10%	0.10%	0.09%	53
Total Retirement Plan Administration and Services Fees				$19,149

(g)	Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4 and Class R5 shares. Effective March 1, 2008, the annual retirement plan administration and services fee will be eliminated for Class R1 shares. For the year ended January 31, 2008, the waiver amounted to $592 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

52

Notes to Financial Statements – continued

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $7,630. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $1,226. Both amounts are included in independent trustees’ compensation for the year ended January 31, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $129,220 at January 31, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended January 31, 2008, the fee paid by the fund to Tarantino LLC was $8,597 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $5,247, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $712,605,449 and $868,065,393, respectively.

53

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 1/31/08		Year ended 1/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	38,562,900	$147,292,626	30,193,322	$115,720,298
Class B	2,941,333	11,228,161	3,834,252	14,694,024
Class C	2,894,221	11,072,220	3,267,356	12,574,521
Class I	9,490,396	36,056,785	10,406,564	39,870,984
Class R	383,937	1,463,524	404,231	1,551,092
Class R1	353,078	1,348,795	55,801	217,031
Class R2	185,128	705,976	80,563	309,260
Class R3	1,480,388	5,623,215	655,237	2,547,647
Class R4	2,343,338	9,094,750	1,650,795	6,370,935
Class R5	23	52	—	—
Class 529A	46,353	174,605	37,684	144,149
Class 529B	12,877	49,690	7,907	30,301
Class 529C	18,772	71,221	24,449	94,085
	58,712,744	$224,181,620	50,618,161	$194,124,327
Shares issued to shareholders in reinvestment of distributions
Class A	8,482,288	$32,465,531	8,226,268	$31,535,651
Class B	1,698,112	6,531,925	2,239,856	8,607,206
Class C	932,899	3,589,999	987,760	3,805,122
Class I	5,475,289	20,903,372	4,892,417	18,744,576
Class R	66,020	243,806	93,359	358,400
Class R1	13,210	50,105	4,498	17,306
Class R2	9,428	35,936	6,105	23,481
Class R3	61,597	234,304	32,016	122,910
Class R4	145,329	553,004	48,637	187,177
Class R5	1,225	4,682	1,060	4,063
Class 529A	17,200	65,701	14,324	54,911
Class 529B	3,979	15,198	2,879	11,044
Class 529C	7,367	28,036	7,434	28,580
	16,913,943	$64,721,599	16,556,613	$63,500,427

54

Notes to Financial Statements – continued

	Year ended 1/31/08		Year ended 1/31/07
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(77,224,190)	$(292,987,315)	(51,316,296)	$(195,796,223)
Class B	(22,633,463)	(86,567,467)	(28,313,819)	(108,462,463)
Class C	(7,848,898)	(29,930,027)	(9,060,985)	(34,733,775)
Class I	(5,776,262)	(21,370,102)	(13,051,235)	(50,482,839)
Class R	(1,535,470)	(5,830,580)	(622,632)	(2,390,931)
Class R1	(102,945)	(397,221)	(28,705)	(111,903)
Class R2	(126,552)	(488,613)	(41,724)	(161,038)
Class R3	(612,741)	(2,355,230)	(391,110)	(1,531,661)
Class R4	(1,545,791)	(5,968,505)	(490,792)	(1,916,957)
Class 529A	(44,221)	(164,872)	(37,189)	(142,863)
Class 529B	(8,721)	(32,828)	(411)	(1,578)
Class 529C	(63,456)	(243,350)	(13,692)	(52,438)
	(117,522,710)	$(446,336,110)	(103,368,590)	$(395,784,669)
Net change
Class A	(30,179,002)	$(113,229,158)	(12,896,706)	$(48,540,274)
Class B	(17,994,018)	(68,807,381)	(22,239,711)	(85,161,233)
Class C	(4,021,778)	(15,267,808)	(4,805,869)	(18,354,132)
Class I	9,189,423	35,590,055	2,247,746	8,132,721
Class R	(1,085,513)	(4,123,250)	(125,042)	(481,439)
Class R1	263,343	1,001,679	31,594	122,434
Class R2	68,004	253,299	44,944	171,703
Class R3	929,244	3,502,289	296,143	1,138,896
Class R4	942,876	3,679,249	1,208,640	4,641,155
Class R5	1,248	4,734	1,060	4,063
Class 529A	19,332	75,434	14,819	56,197
Class 529B	8,135	32,060	10,375	39,767
Class 529C	(37,317)	(144,093)	18,191	70,227
	(41,896,023)	$(157,432,891)	(36,193,816)	$(138,159,915)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 12% and 14%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a

55

Notes to Financial Statements – continued

credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended January 31, 2008, the fund’s commitment fee and interest expense were $6,155 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Fund	Beginning Shares Amount	Acquisitions Shares Amount	Dispositions Shares Amount	Ending Shares Amount
MFS Institutional Money	—	436,699,524	(405,667,923)	31,031,601
Market Portfolio
Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$1,660,700	$31,031,601

56

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS High Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS High Income Fund (one of the portfolios comprising MFS Series Trust III) (the “Trust”) as of January 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS High Income Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2008

57

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of March 1, 2008, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
INTERESTED TRUSTEES
Robert J. Manning(k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director
Robert C. Pozen(k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); MIT Sloan School (education), Senior Lecturer (since 2006); Secretary of Economic Affairs, The Commonwealth of Massachusetts (January 2002 to December 2002); Fidelity Investments, Vice Chairman (June 2000 to December 2001); Fidelity Management & Research Company (investment adviser), President (March 1997 to July 2001); Bell Canada Enterprises (telecommunications), Director; Medtronic, Inc. (medical technology), Director; Telesat (satellite communications), Director (until 2007)
INDEPENDENT TRUSTEES
J. Atwood Ives (born 5/01/36)	Trustee and Chair of Trustees	February 1992	Private investor; KeySpan Corporation (energy related services), Director until 2004; Woodstock Corporation (investment advisory firm), Director until 2003
Robert E. Butler(n) (born 11/29/41)	Trustee	January 2006	Consultant – regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

58

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	August 1993	Brigham and Women’s Hospital, Chief of Cardiac Surgery (2005); Harvard Medical School, Professor of Cardiac Surgery; Physician Director of Medical Device Technology for Partners HealthCare
David H. Gunning (born 5/30/42)	Trustee	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Portman Limited (mining), Director (since 2005); Encinitos Ventures (private investment company), Principal (1997 to April 2001); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director
William R. Gutow (born 9/27/41)	Trustee	December 1993

Private investor and real estate consultant (since 1998); Capital Entertainment Management Company (video franchise), Vice Chairman (since 1998); Texas Donuts (donut franchise), Vice Chairman (since 2007); Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Retired; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until May 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer
(until May 2001)
Lawrence T. Perera (born 6/23/35)	Trustee	July 1981	Hemenway & Barnes (attorneys), Partner
J. Dale Sherratt (born 9/23/38)	Trustee	August 1993	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner (since 1993); Cambridge Nutraceuticals (professional nutritional products), Chief Executive Officer (until May 2001)

59

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Partner (since 2006); Private investor; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004); The Travelers Companies (commercial property liability insurance), Director
Robert W. Uek (born 5/18/41)	Trustee	January 2006	Retired (since 1999); PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); Consultant to investment company industry (since 2000); TT International Funds (mutual fund complex), Trustee (2000 until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (2000 until 2005)
OFFICERS
Maria F. Dwyer(k) (born 12/01/58)	President	November 2005	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (prior to March 2004)
Tracy Atkinson(k) (born 12/30/64)	Treasurer	September 2005	Massachusetts Financial Services Company, Senior Vice President (since September 2004); PricewaterhouseCoopers LLP, Partner (prior to September 2004)
Christopher R. Bohane(k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since April 2003); Kirkpatrick & Lockhart LLP (law firm), Associate (prior to April 2003)
Ethan D. Corey(k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2006); Special Counsel (prior to April 2006); Dechert LLP (law firm), Counsel (prior to December 2004)

60

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
David L. DiLorenzo(k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (prior to June 2005)
Timothy M. Fagan(k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President and Chief Compliance Officer (September 2004 to August 2005), Senior Attorney (prior to September 2004); John Hancock Group of Funds, Vice President and Chief Compliance Officer (September 2004 to December 2004)
Mark D. Fischer(k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (prior to May 2005)
Brian E. Langenfeld(k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Assistant Vice President and Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (May 2005 to April 2006); John Hancock Advisers, LLC, Attorney and Assistant Secretary (prior to May 2005)
Ellen Moynihan(k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton(k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005); John Hancock Group of Funds, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005)

61

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Susan A. Pereira(k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (prior to June 2004)
Mark N. Polebaum(k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (prior to January 2006)
Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (April 2003 to June 2004); David L. Babson & Co. (investment adviser), Managing Director, Chief Administrative Officer and Director (prior to March 2003)
Richard S. Weiztel(k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2007); Vice President and Senior Counsel (since May 2004); Massachusetts Department of Business and Technology, General Counsel (February 2003 to April 2004); Massachusetts Office of the Attorney General, Assistant Attorney General (April 2001 to February 2003); Ropes and Gray, Associate (prior to April 2001)
James O. Yost(k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

62

Trustees and Officers – continued

(n)	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders’ meeting in 2005 to elect Trustees, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Trust’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2008, the Trustees served as board members of 100 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741	JPMorgan Chase Bank One Chase Manhattan Plaza New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741	Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116
Portfolio Managers
John Addeo
David Cole

63

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2008 income tax forms in January 2009.

64

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

65

MFS® Municipal High Income Fund

CONTACT INFORMATION	BACK COVER

SIPC Contact Information:

You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

1/31/08

MMH-ANN

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

March 14, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Top five industries (i)
Healthcare Revenue – Hospitals	23.0%
Healthcare Revenue – Long Term Care	13.0%
Tax Assessment	8.1%
Tobacco	7.1%
Industrial Revenue – Airlines	6.0%

Credit quality of bonds (r)
AAA	15.5%
AA	3.1%
A	3.3%
BBB	24.7%
BB	7.3%
B	7.6%
CCC	1.9%
CC (o)	0.0%
C	0.1%
Not Rated	36.5%

Portfolio facts
Average Duration (d)(i)	8.4
Average Life (i)(m)	17.1 yrs.
Average Maturity (i)(m)	19.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB+

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 01/31/08.

Percentages are based on net assets as of 01/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended January 31, 2008, Class A shares of the MFS Municipal High Income Fund provided a total return of 0.04%, at net asset value. This compares with a return of 4.93% for the fund’s benchmark, the Lehman Brothers Municipal Bond Index.

Market environment

The U.S. economy and financial markets experienced deterioration and heightened volatility over the reporting period. U.S. economic growth slowed significantly in the fourth quarter of 2007 and the domestic economy continued to be buffeted by headwinds as we entered 2008. These challenges included continued weakness in the housing market, subdued corporate investment, signs of a weaker job market, and a tighter credit environment as banks sought to repair balance sheets. While reasonably resilient, parts of the global economy and financial system experienced some spillover from the U.S. slowdown. Japanese growth slowed over the reporting period and European financial markets were adversely affected by U.S. mortgage and structured product losses.

In the face of this financial and economic turmoil, most global central banks were forced to inject liquidity and to reassess their tightening biases as government bond yields declined and credit spreads widened. Late in the reporting period, the U.S. Federal Reserve Board began an aggressive rate cutting campaign, while the U.S. federal government moved quickly to design a modest fiscal stimulus package. Though the Bank of England and the Bank of Canada also cut rates, the dilemma of rising energy and food prices heightened concerns among central bankers that inflationary expectations might become unhinged.

By the end of the reporting period, bond yields and credit spreads implied market expectations of further financial and economic weakening, as well as continued rate cuts by many global central banks. However, global equity markets recorded only a modest decline from third quarter highs.

Factors affecting performance

While the fund’s relative performance suffered across the quality spectrum, the principal negative impacts occurred among “BBB” and lower-rated securities. During the period, spreads in these credit sectors widened, causing prices of these securities to depreciate. (The Lehman Brothers Municipal Bond Index is composed primarily of higher-grade securities with no bonds rated below “BBB”.)

Our positioning along the yield curve(y) was another area of relative weakness. The fund was overweight in its holdings of bonds with longer maturities over the investment period. As the municipal yield curve steepened, the value of longer maturity bonds decreased in value.

Management review – continued

Security selection in the general obligation, health care, and tobacco sectors also held back relative returns. Additionally, during this period, concerns surrounding insurance companies who guarantee municipal debt came into question which further dampened relative results.

Respectfully,

Gary Lasman	Geoffrey Schechter
Portfolio Manager	Portfolio Manager

(s)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The primary source for bond quality ratings is Moody’s Investors Service. If not available, ratings by Standard & Poor’s are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 1/31/08

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a hypothetical $10,000 investment

Performance summary – continued

Total returns through 1/31/2008

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/24/84	0.04%	5.42%	4.71%
B	9/07/93	(0.85)%	4.62%	3.87%
C	9/25/98	(1.08)%	4.35%	3.66%

Average Annual

Comparative benchmarks

Lehman Brothers Municipal Bond Index (f)	4.93%	4.62%	5.20%

Average annual with sales charge

A With Initial Sales Charge (4.75%)	(4.71)%	4.40%	4.20%
B With CDSC (Declining over six years from 4% to 0%) (x)	(4.64)%	4.28%	3.87%
C With CDSC (1% for 12 months) (x)	(2.02)%	4.35%	3.66%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Index Definition

Lehman Brothers Municipal Bond Index – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.

It is not possible to invest directly in an index.

Notes to Performance Summary

Performance for class C shares includes the performance of the fund’s class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is Blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance summary – continued

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2007 through January 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 through January 31, 2008.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period (p) 8/1/07-1/31/08
A	Actual	0.75%	$1,000.00	$990.35	$3.76
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82
B	Actual	1.52%	$1,000.00	$986.52	$7.61
	Hypothetical (h)	1.52%	$1,000.00	$1,017.54	$7.73
C	Actual	1.75%	$1,000.00	$984.22	$8.75
	Hypothetical (h)	1.75%	$1,000.00	$1,016.38	$8.89

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/08

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.5%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.4%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$1,200,000	$1,145,085
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	300,000	282,660
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	2,480,000	2,305,904
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, FSA, 5.75%, 2022 (u)	12,500,000	13,368,625
Denver, CO, City & County Airport Rev., AMBAC, 6%, 2017 (u)	5,000,000	5,250,700

		$22,352,974
General Obligations - General Purpose - 2.2%
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)	$4,000,000	$4,410,440
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	665,000	678,094
Cranston, RI, FGIC, 6.375%, 2009 (c)	855,000	926,504
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	5,945,000	2,759,431
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	6,000,000	2,478,600
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018	670,000	676,573
Los Angeles, CA, FGIC, 5.25%, 2015 (u)	10,620,000	12,058,160
Texas Department of Transportation, 7%, 2012	119,167	121,841
Texas Transportation Commission Mobility Fund, 5%, 2037	9,130,000	9,427,364
West Warwick, RI, 7.45%, 2013	365,000	373,669

		$33,910,676
General Obligations - Improvement - 0.4%
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	$4,000,000	$4,317,720
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,750,000	1,613,938

		$5,931,658
General Obligations - Schools - 3.3%
Chicago, IL, Board of Education, FGIC, 5.25%, 2020 (u)	$15,820,000	$17,804,619
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	1,700,000	491,997

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	$1,285,000	$315,056
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	1,715,000	378,209
Florida Board of Education, FGIC, 5.25%, 2012 (u)	3,000,000	3,285,600
Florida Board of Education, FGIC, 5.25%, 2013 (u)	10,000,000	11,062,500
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026	3,495,000	1,366,440
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,255,000	1,394,543
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)	1,355,000	1,510,391
Leander, TX, Independent School District, PSF, 0%, 2029	7,310,000	2,232,401
Leander, TX, Independent School District, PSF, 0%, 2030	6,480,000	1,863,130
Prosper, TX, Independent School District, Capital Appreciation, School Building, “N”, PSF, 0%, 2031	2,595,000	751,019
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027	2,960,000	1,084,159
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029	2,995,000	971,249
San Jose Evergreen, CA, Community College District, Election 2004, “A”, MBIA, 0%, 2028	3,260,000	1,105,531
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	2,205,000	675,546
State Public School Building Authority, PA, School Rev. (Haverford Township Project), XLCA, 5%, 2027	2,670,000	2,768,950
White Settlement, TX, Independent School District, School Building, PSF, 0%, 2033	8,965,000	2,323,459

		$51,384,799
Healthcare Revenue - Hospitals - 22.6%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,903,724
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	1,200,000	1,314,996
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	6,100,000	7,278,825
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	3,465,000	2,971,792
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	5,785,000	5,039,082
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	3,360,000	4,009,320

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	$2,500,000	$2,732,575
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,599,500
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, 8.25%, 2010 (c)	2,500,000	2,911,775
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	600,000	556,782
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	300,000	264,780
Cass County, MO, Hospital Rev., 5.625%, 2038	1,215,000	1,191,514
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	1,000,000	1,011,220
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	3,350,000	3,358,476
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	1,330,000	1,350,322
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	995,000	1,015,447
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital), “A”, 6.75%, 2031	2,500,000	2,595,900
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	900,000	923,598
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,771,540
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	110,000	104,334
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	2,200,000	2,528,768
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	1,165,000	1,305,150
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	5,020,000	5,280,086
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	750,000	841,013
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	3,937,248
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	750,000	756,938
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	865,000	869,697

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	$1,320,000	$1,169,441
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	910,000	834,461
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	2,250,000	2,531,588
Hermann, MO, Hospital Rev., 5.15%, 2036	3,920,000	3,442,897
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	2,090,000	1,784,379
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	8,150,000	7,602,809
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	360,000	409,111
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	6,785,000	7,710,610
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	2,940,000	3,042,253
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	2,165,000	2,202,455
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	3,750,000	3,903,975
Jefferson County, IA, Hospital Authority Rev. (Jefferson County Hospital), “C”, 5.8%, 2032	5,135,000	4,896,531
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	1,290,000	1,277,294
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	1,395,000	1,405,714
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	1,965,000	2,185,119
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	1,565,000	1,745,319
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,172,486
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), “A”, 6.625%, 2028	435,000	450,556
Knox County, TN, Health, Educational & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2039	5,000,000	896,250
Knox County, TN, Health, Educational & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2027	1,000,000	997,530
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	7,100,000	7,351,553

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	$3,795,000	$856,456
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	2,490,000	531,715
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2037	1,625,000	327,405
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	5,575,000	5,605,440
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	399,857
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	400,000	387,600
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2025	2,050,000	1,998,607
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2034	4,345,000	4,183,105
Madison County, ID, Hospital Rev., COP, 5.25%, 2026	780,000	728,216
Madison County, ID, Hospital Rev., COP, 5.25%, 2037	2,640,000	2,347,382
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	3,895,000	3,835,640
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	1,000,000	1,112,250
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,500,000	3,566,255
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.5%, 2012	1,500,000	1,592,010
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	4,634,776
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2012 (c)	1,450,000	1,674,518
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional Hospital), “C”, 6.625%, 2018	1,405,000	1,411,365
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire Health), “B”, 6.375%, 2034	760,000	778,156
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	12,090,000	12,095,078
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	500,000	520,810
Mecosta County, MI, General Hospital Rev., 6%, 2018	1,200,000	1,209,792
Meeker County, MN, Gross Rev., Hospital Facilities (Memorial Hospital), 5.75%, 2027	655,000	648,077

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Meeker County, MN, Gross Rev., Hospital Facilities (Memorial Hospital), 5.75%, 2037	$1,365,000	$1,321,457
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,490,000	2,541,095
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,637,559
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021	1,000,000	1,021,900
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	1,720,000	1,555,276
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,225,000	2,882,699
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	185,000	180,368
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,607,668
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,100,000	1,035,430
Neosho County, KS, Hospital Authority Rev., “A”, 5.05%, 2026	570,000	522,365
Neosho County, KS, Hospital Authority Rev., “A”, 5.15%, 2031	770,000	692,423
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	1,570,000	1,716,246
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	1,320,000	1,516,508
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	186,111
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton Regional Hospital), “A”, 5.9%, 2008 (c)	1,750,000	1,800,680
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	1,141,013
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,305,000	725,091
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	22,690,000	3,351,540
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	4,000,000	4,107,600
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	500,000	476,650
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,422,411
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	490,000	495,478

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	$1,450,000	$1,466,211
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “C”, 6.45%, 2032	920,000	936,744
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	4,455,000	4,197,991
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	5,000,000	4,903,650
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6%, 2014	2,400,000	2,586,768
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	4,296,811
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	475,000	523,531
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	4,110,000	3,971,205
Rhode Island Health & Education Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,619,720
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014	1,395,000	1,422,384
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	1,855,000	1,867,484
Salida, CO, Hospital District Rev., 5.25%, 2036	6,045,000	5,330,481
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	511,799
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	852,998
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	847,311
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,427,349
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	861,000
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,435,000
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	615,000	611,722
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	2,725,000	2,806,123
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	885,000	901,806
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	1,805,000	1,822,797

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	$1,330,000	$1,324,228
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	2,580,000	2,351,825
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.25%, 2018	3,500,000	3,508,050
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.375%, 2024	4,000,000	3,925,000
St. Genevieve County, MO, Hospital Rev., “B”, 5%, 2026	1,000,000	894,610
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,225,247
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	1,133,041
St. Paul, MN, Housing & Redevelopment Hospital (Healtheast Project), 6%, 2035	2,000,000	2,004,700
Sullivan County, TN, Health Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	3,320,000	3,211,170
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	4,000,000	3,833,080
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	4,500,000	4,620,960
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	4,300,000	4,371,380
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	2,000,000	2,030,540
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	3,150,000	3,305,201
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5.5%, 2037	4,725,000	4,417,403
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,227,860
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,669,750
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,982,042
Valley Health Systems, CA, Partners Refunding Project, 6.875%, 2023 (d)	2,050,000	1,230,000
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011	1,175,000	1,200,486
Vigo County Hospital Authority Rev. (Union Hospital), 5.75%, 2042	780,000	728,107

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	$3,750,000	$3,493,125
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,301,020
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,999,638
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	5,075,000	4,911,281
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	3,885,000	3,948,248
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032	4,000,000	4,107,440
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	810,000	819,671
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	4,500,000	4,605,930
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,500,000	2,712,175
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,358,945
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.625%, 2029	1,100,000	1,085,964
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	5,625,000	5,176,744
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), “B”, 5.125%, 2030	4,085,000	3,699,131
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 6.8%, 2016	1,365,000	1,401,323
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 7.125%, 2031	2,000,000	2,023,460
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	2,000,000	1,996,720
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	244,635

		$354,099,826
Healthcare Revenue - Long Term Care - 12.9%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$1,155,000	$1,197,608
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,851,088
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.125%, 2016 (d)	1,415,000	990,500

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.5%, 2026 (d)	$3,345,000	$2,341,500
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	585,850
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	736,760
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	1,320,000	1,310,984
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.) ETM, 10%, 2012 (c)	480,000	565,200
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	496,510
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,090,000	1,114,492
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,529,618
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	3,355,000	3,102,268
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,529,580
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	916,340
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	1,965,000	2,369,220
Daphne, AL, Special Care Facilities Financing Authority (1st Mortgage Presbyterian), 0%, 2008 (c)	29,975,000	29,637,182
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian), 0%, 2008 (c)	48,475,000	13,608,872
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian), 0%, 2008 (c)	4,500,000	4,448,115
Duluth, MN, Housing & Redevelopment Authority (Benedictine Health Center), 5.875%, 2033	585,000	556,317
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	540,882
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	1,020,000	999,835
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Project), “A”, 5%, 2027	2,500,000	2,158,875
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5.125%, 2042	2,500,000	2,061,775
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	3,725,000	3,217,432

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	$1,500,000	$1,644,180
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.625%, 2026	1,500,000	1,366,365
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	1,500,000	1,333,020
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Village at Gleannloch Farms), “A”, 5.5%, 2037	3,050,000	2,608,360
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	2,265,000	2,077,707
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,960,000	1,724,643
Illinois Finance Authority Rev. (Clare at Water Tower), “A”, 6%, 2025	1,510,000	1,473,398
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,517,904
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	3,000,000	2,755,410
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	4,199,966
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	1,510,000	1,419,007
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,575,909
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	790,000	790,213
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), “A”, 5.55%, 2041	770,000	677,947
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	3,900,000	4,763,343
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,448,319
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	2,520,000	2,553,088
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.4%, 2027	2,180,000	2,003,006
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	3,375,000	3,031,931
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	676,980
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,200,000	1,951,620
Lancaster County, PA, Hospital Authority Rev. (Brethren), 6.5%, 2040	2,135,000	2,112,049

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	$1,250,000	$1,471,688
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,580,000	1,466,208
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 2039	2,605,000	2,370,811
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,860,000	1,867,068
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)	1,320,000	1,380,997
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	4,417,466
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	1,235,000	1,135,792
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	310,000	284,704
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	6,430,000	6,314,196
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	6,670,000	6,805,735
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,805,000	3,769,461
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	750,000	738,533
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,461,437
New Jersey Economic Development Authority Rev. (Courthouse Convalescent Center), “A”, 8.7%, 2014	1,220,000	1,225,112
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	920,000	861,258
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,366,705
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036	300,000	261,900
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	4,000,000	4,041,640
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	375,000	369,889
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	340,000	331,024
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), “A”, 6%, 2038	1,700,000	1,593,699

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	$1,180,000	$1,022,954
Rochester, MN, Housing & Healthcare Rev. (Madonna Towers of Rochester, Inc.), 5.875%, 2028	855,000	822,715
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	1,790,000	1,645,440
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	356,602
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	2,950,000	2,638,687
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	2,470,000	2,470,790
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	1,840,000	1,790,007
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	1,690,000	1,582,651
South Carolina Jobs & Economic Development Authority Rev., First Mortgage (Lutheran Homes of South Carolina), 5.5%, 2028	870,000	796,485
South Carolina Jobs & Economic Development Authority Rev., First Mortgage (Lutheran Homes of South Carolina), 5.625%, 2042	550,000	489,660
St. Johns County, FL Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	2,259,712
St. Joseph County, IN, Economic Development Rev. (Holy Cross Village at Notre Dame), “A”, 6%, 2038	475,000	445,455
Stark County, ND, Healthcare Housing Rev. (Benedictine Living Communities, Inc.), 6.75%, 2033	1,175,000	1,179,759
Sterling, IL (Hoosier Care), 7.125%, 2034	1,300,000	1,303,796
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,455,615
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,349,856
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	3,747,355
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2027	785,000	737,594
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2038	3,980,000	3,610,139
Washington, IA, Senior Housing Rev. (United Presbyterian Home of Washington), “A”, 5.6%, 2036	1,615,000	1,440,015
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 5.9%, 2027	615,000	594,822
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	1,230,000	1,171,132

		$202,017,732

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - 1.8%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$3,790,000	$3,608,686
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	1,175,000	1,098,790
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)	1,315,000	1,439,123
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), “A”, 6.25%, 2036	775,000	772,869
Lehigh County, PA, General Purpose Authority (Kidspeace Obligated Group), 6%, 2018	3,550,000	3,575,383
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,600,000	1,545,232
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,162,520
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	3,583,120
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	270,000	275,138
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,851,055
New Hampshire Higher Educational & Health Facilities Authority Rev. (Child & Family Services), 6.125%, 2009 (c)	1,030,000	1,088,051
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	1,005,000	1,020,789
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	2,106,412
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,393,536
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	608,000	611,277
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	1,250,000	944,363

		$28,076,344
Industrial Revenue - Airlines - 5.8%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$3,045,000	$2,349,309
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	10,700,000	8,798,931
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	4,325,000	3,470,942

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	$11,960,000	$10,212,046
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	3,206,797
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	5,045,000	5,075,018
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7%, 2012	1,700,000	1,747,192
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7.5%, 2024	5,450,000	5,562,543
New Jersey Economic Development Authority Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2019	3,205,000	3,082,120
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	3,880,000	3,677,542
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	29,945,000	32,007,312
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	3,935,000	4,264,163
New York, NY, City Industrial Development Agency, Special Facilities Rev. (American Airlines, Inc.), 5.4%, 2020	1,250,000	1,091,525
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	5,845,000	5,932,383
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 7.25%, 2008	155,000	155,426
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 8%, 2012	950,000	982,215
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.65%, 2035 (a)	120,000	119,464

		$91,734,928
Industrial Revenue - Chemicals - 0.5%
Louisiana, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	$3,100,000	$3,169,440
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,274,767
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	118,694

		$8,562,901
Industrial Revenue - Environmental Services - 1.6%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$5,000,000	$4,886,700
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	2,780,000	2,440,757

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	$540,000	$571,250
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,021,172
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	2,000,000	1,960,420
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,500,000	1,379,580
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	2,000,000	2,132,920
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	2,890,000	2,706,196
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	2,500,000	2,501,875
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	4,615,000	4,054,416

		$25,655,286
Industrial Revenue - Metals - 0.2%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$10,455,000	$1,046
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)	3,890,000	389
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030 (a)	2,850,000	2,961,578

		$2,963,013
Industrial Revenue - Other - 2.6%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018	$3,160,000	$3,018,622
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	1,500,000	1,387,215
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	2,060,000	2,012,373
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,549,680
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,913,806
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	2,640,000	2,750,299

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
New Jersey Economic Development Authority Rev. (Gloucester Marine), “C”, 6.5%, 2015	$2,300,000	$2,421,854
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,633,240
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	1,880,000	1,737,289
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (a)(n)	4,220,000	4,537,724
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	1,860,000	2,000,039
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,006,660
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips Inc.), 0%, 2008 (c)	11,322,252	11,570,323

		$40,539,124
Industrial Revenue - Paper - 2.0%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,307,868
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	1,510,000	1,332,620
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	3,115,500
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,686,663
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	3,100,000	3,536,139
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,100,000	1,240,140
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,625,739
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024	3,000,000	3,222,240
Hopewell, VA, Industrial Development Authority, Environmental Improvement Rev. (Smurfit-Stone Container), 5.25%, 2015	2,700,000	2,591,973
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,835,000	2,705,837
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	2,250,000	2,306,993

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019	$6,830,000	$5,858,159
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	800,000	686,168

		$31,216,039
Miscellaneous Revenue - Entertainment & Tourism - 0.5%
Mashantucket, CT, Western Pequot Tribe, 5.5%, 2036 (z)	$1,750,000	$1,608,705
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	2,800,000	2,839,536
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	1,315,000	1,341,326
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	1,840,000	1,734,421
Seneca Nation Indians, NY, Capital Improvements Authority Special Obligation, 5%, 2023 (n)	1,040,000	943,311

		$8,467,299
Miscellaneous Revenue - Other - 2.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	$1,300,000	$1,448,824
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	2,000,000	2,234,540
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	2,705,000	2,464,769
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	540,000	529,346
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), “E”, 5.6%, 2025	395,000	397,173
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035	795,000	697,573
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	5,780,000	5,908,778
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	1,590,000	1,597,060
Maryland Economic Development Corp. (Chesapeake Bay), “A”, 5%, 2031	1,295,000	1,127,414
New Jersey Economic Development Authority Rev. (Kapkowski Project), “B”, 6.8%, 2018	3,785,000	4,096,354
Riversouth, OH, Authority Rev. (Lazarus Building) “A”, 5.75%, 2027	3,975,000	3,900,946
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	1,525,000	1,532,991
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	600,000	586,482

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	$460,000	$448,385
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,810,000	2,651,938
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “B”, 4.8%, 2035	910,000	798,480
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	275,000	258,225

		$30,679,278
Multi-Family Housing Revenue - 2.4%
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village Apartments), “B”, 9%, 2018	$1,720,000	$1,731,094
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	635,000	613,778
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,155,000	1,111,664
Charter Mac Equity Issuer Trust, FRN, 6.625%, 2009 (a)(n)	8,000,000	8,385,040
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	1,059,286
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	4,000,000	4,243,720
GMAC Municipal Mortgage Trust, “C-1”, 5.7%, 2040 (a)(n)	2,000,000	2,012,760
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)	1,430,000	1,404,189
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	3,850,000	3,799,642
MuniMae TE Bond Subsidiary LLC, 6.875%, 2049 (a)(n)	6,000,000	6,277,080
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (n)	2,000,000	2,088,340
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (n)	2,000,000	2,071,340
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5.15%, 2048	1,380,000	1,332,404
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	2,050,000	2,021,382

		$38,151,719
Parking - 0.1%
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	$375,000	$254,501
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	450,000	285,759
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	975,000	578,926
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	1,235,000	686,796

		$1,805,982

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - 0.1%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$1,225,000	$1,219,439
Single Family Housing - Local - 1.2%
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030	$290,000	$298,720
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	25,000	25,400
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	100,000	28,427
Corpus Christi, TX, Housing Finance Authority Rev., “B”, 0%, 2011	1,615,000	758,856
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024	205,000	211,507
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015	525,000	230,260
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	385,000	401,636
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	1,195,000	1,235,511
Jefferson Parish, LA, Single Family Mortgage Rev., “D”, GNMA, 5%, 2038	2,105,000	2,135,944
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	95,000	96,914
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	440,000	429,321
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	195,000	201,166
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program), “B-1”, GNMA, 6.2%, 2031	345,000	345,535
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	260,000	262,278
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	1,000,000	1,078,830
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	450,000	479,295
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.4%, 2037	2,295,000	2,441,765
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 6.875%, 2026	35,000	35,224
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	840,000	888,661
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	1,560,000	1,638,562
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	915,000	981,191

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	$925,000	$969,039
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	1,500,000	1,594,920
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	600,000	640,776
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	800,000	853,872

		$18,263,610
Single Family Housing - State - 1.4%
Colorado Housing & Finance Authority Rev., “A-1”, 7.4%, 2027	$20,000	$20,160
Colorado Housing & Finance Authority Rev., “A-2”, 7.15%, 2014	2,000	2,023
Colorado Housing & Finance Authority Rev., “A-2”, AMBAC, 6.6%, 2028	895,000	916,194
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	325,000	349,924
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	52,000	53,840
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	305,000	311,969
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	470,000	482,464
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	465,000	493,170
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	140,000	146,370
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	60,000	61,002
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	135,000	139,244
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.1%, 2034	2,160,000	2,201,191
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	2,075,000	2,076,411
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	100,000	102,659
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	380,000	396,036
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	295,000	311,552
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	305,000	315,471
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	610,000	641,775
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	3,285,000	3,511,139
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	295,000	305,428

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	$210,000	$214,358
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	3,075,000	3,269,033
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	530,000	550,129
North Dakota Housing Finance Agency Rev., Housing Finance, “A”, 5%, 2033	810,000	819,526
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028	260,000	260,655
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,255,000	2,187,305
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021	1,645,000	1,724,766

		$21,863,794
Solid Waste Revenue - 0.7%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$3,900,000	$3,936,582
Hudson County, NJ, Solid Waste System Rev., 6%, 2019	2,000,000	2,005,200
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	5,425,000	5,458,201

		$11,399,983
State & Agency - Other - 0.3%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$900,000	$900,549
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	3,600,000	3,602,160

		$4,502,709
State & Local Agencies - 2.2%
Alabama Building Renovation Authority, AMBAC, 6%, 2018	$1,155,000	$1,237,271
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 6.722%, 2018 (p)	7,000,000	8,913,100
Essex County, NJ, FGIC, 5.75%, 2010 (c)(u)	12,000,000	13,050,480
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	1,185,000	1,017,761
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,000,000	4,742,750
Harris County, TX, 5.8%, 2014	1,057,650	1,078,020
Harris County, TX, 5.625%, 2020	2,168,960	2,113,868
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020	1,030,000	1,053,597
Northumberland County, PA (Mountain View Manor), 7%, 2010 (c)	1,000,000	1,116,800
Shawnee County, KS (Community Mental Health Center, Inc.), 5.35%, 2009 (c)	250,000	260,978

		$34,584,625

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - 0.3%
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030	$2,700,000	$2,794,500
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029	1,500,000	1,556,040

		$4,350,540
Tax - Other - 0.6%
Black Hawk, CO, Device Tax Rev., 5%, 2010	$280,000	$284,693
Black Hawk, CO, Device Tax Rev., 5%, 2013	180,000	181,980
Black Hawk, CO, Device Tax Rev., 5%, 2015	560,000	557,810
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032	6,310,000	1,626,339
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2024	1,000,000	963,870
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	1,795,000	1,775,201
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	800,000	765,480
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2034	1,195,000	1,176,023
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,500,000	1,531,365

		$8,862,761
Tax Assessment - 8.0%
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016	$475,000	$425,762
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036	1,480,000	1,206,585
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	1,845,000	1,470,317
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	700,000	633,283
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,258,484
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,765,000	1,608,798
Ave Maria, FL, Stewardship Community, “A”, 5.125%, 2038	2,045,000	1,575,816
Belmont Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2014	2,995,000	2,695,530
Capital Region Community Development District, FL, Capital Improvement Rev., “A-2”, 6.85%, 2031	695,000	737,451
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	1,020,000	786,247
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	825,000	734,993

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	$420,000	$409,807
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038	2,700,000	2,103,192
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,750,000	2,386,835
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	839,963
Durbin Crossing Community Development District, FL, Special Assessment Rev., “B-1”, 4.875%, 2010	5,070,000	4,811,126
East Homestead Community Development District, FL, Special Assessment, “B”, 5%, 2011	500,000	471,825
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	1,785,000	1,626,296
Fishhawk Community Development District, FL, 5.125%, 2009	995,000	990,761
Grand Bay at Doral Community Development, FL, “A”, 6%, 2039	620,000	541,675
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	3,685,000	3,446,396
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	90,000	89,883
Hawks Point Community Development District, FL, Special Assessment, “A”, 5.3%, 2039	1,430,000	1,130,515
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	2,105,000	1,942,705
Katy, TX, Development Authority Rev., “B”, 5.8%, 2011	1,985,000	1,993,079
Katy, TX, Development Authority Rev., “B”, 6%, 2018	4,600,000	4,568,122
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	740,000	724,490
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	1,000,000	993,780
Lakeshore Villages Master Community Development District, LA, Special Assessment, 5.25%, 2017	2,961,000	2,707,272
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	340,000	287,334
Landmark at Doral, FL, Community Development District, Special Assessment, “B”, 5.2%, 2015	2,000,000	1,631,360
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,580,000	1,466,856
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,370,000	1,187,845
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	4,625,000	4,149,643
Markham, IL, Tax Increment Rev., 9%, 2012	1,575,000	1,583,174
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	840,000	840,664

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 4.8%, 2026	$1,215,000	$1,067,681
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	500,000	428,910
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	2,300,000	2,051,416
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	1,360,000	964,254
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	540,000	467,381
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	295,000	255,328
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	803,697
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	725,000	582,596
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	805,000	725,353
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,675,000	1,607,665
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,369,605
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	4,000,000	3,212,520
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	565,000	540,886
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	1,220,000	1,096,085
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,110,000	902,075
Palm River Community Development District, FL, Special Assessment, “A”, 5.375%, 2036	970,000	783,013
Palm River Community Development District, FL, Special Assessment, “B”, 5.15%, 2013	1,000,000	922,710
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	1,145,000	1,066,831
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	1,535,000	1,479,034
Parker Road Community Development District, FL, “A”, 5.6%, 2038	1,260,000	1,048,849
Parkway Center, Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	3,185,000	2,976,797
Paseo, FL, Community Development District, “B”, 4.875%, 2010	3,145,000	3,011,495
Preserve at Wilderness Lake, FL, 6.2%, 2008	30,000	29,845

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	$755,000	$670,863
Renaissance Community Development District, FL, Special Assessment, “B”, 6.25%, 2008	275,000	274,480
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013	4,405,000	4,032,293
Rolling Hills Community Development District, FL, “B”, 5.125%, 2013	2,300,000	2,104,868
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	3,215,000	2,481,948
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038	5,000,000	3,868,600
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	770,000	768,830
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,700,000	2,576,340
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,845,000	1,498,435
Stoneybrook South Community Development District, FL, Special Assessment, “A”, 5.8%, 2039	2,000,000	1,712,460
Stoneybrook South Community Development District, FL, Special Assessment, “B”‘, 5.45%, 2015	2,000,000	1,823,520
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017	2,000,000	1,760,100
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	1,500,000	1,176,765
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	3,825,000	3,696,633
Tuscany Reserve Community Development District, FL, Special Assessment Rev., “B”, 5.25%, 2016	2,645,000	2,313,370
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,185,000	1,709,347
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	2,345,000	1,836,792
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	995,000	800,129
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	790,000	643,645
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	630,000	573,124
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,580,000	1,252,466

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	$2,065,000	$1,959,561
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	1,110,000	980,818

		$124,967,277
Tobacco - 7.0%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$10,065,000	$10,427,441
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032	495,000	510,795
Buckeye Tobacco Settlement Financing Authority, 6%, 2042	780,000	762,302
Buckeye, OH, Tobacco Settlement Financing Authority Rev., 5.75%, 2034	2,500,000	2,404,850
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	19,455,000	19,038,079
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	3,335,000	3,223,878
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	8,635,000	8,878,421
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed (Gold Country), 0%, 2033	7,870,000	1,538,821
California County, CA, Tobacco Securitization Agency, Tobacco Settlement (Los Angeles County), 0% to 2010, 5.65% to 2041	1,525,000	1,164,094
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	4,165,000	4,151,714
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	8,000,000	473,440
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	14,000,000	496,860
District of Columbia, Tobacco Settlement, 6.25%, 2024	3,455,000	3,532,081
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	908,842
District of Columbia, Tobacco Settlement, Capital Appreciation, “A”, 0%, 2046	19,160,000	1,383,544
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,698,310
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	1,740,000	1,508,754
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	11,775,000	1,776,848
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	4,025,575
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	4,915,000	4,797,335

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Louisiana Tobacco Settlement Authority Rev., “2001B”, 5.875%, 2039	$4,325,000	$4,225,309
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Rev., Asset Backed, “A”, 6%, 2048	11,470,000	11,283,154
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	54,258
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2032 (c)	2,560,000	2,811,162
Northern Tobacco Securitization Corp., AK, Asset Backed, “A”, 5%, 2046	1,570,000	1,312,080
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	41,525,000	2,045,106
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, “C”, 0%, 2060	33,955,000	638,354
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	7,265,000	1,096,289
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2041	5,640,000	584,473
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2022	2,500,000	2,554,200
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2028	3,725,000	3,777,523
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2030	2,435,000	2,473,887
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	430,000	361,402
Washington Tobacco Settlement Authority, 6.5%, 2026	1,025,000	1,070,838

		$108,990,019
Toll Roads - 2.1%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, MBIA, 0%, 2027	$12,305,000	$4,179,762
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., “A”, 7.15%, 2010 (c)	5,000,000	5,560,200
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2010 (c)(u)	10,000,000	10,583,300
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2011 (c)	13,400,000	12,463,206

		$32,786,468
Transportation - Special Tax - 0.8%
Puerto Rico Commonwealth Highway & Transportation Authority Rev., FSA, 5.25%, 2033	$5,000,000	$5,436,400
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	6,000,000	7,775,820

		$13,212,220

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 2.5%
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	$3,530,000	$3,313,470
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	1,025,000	939,402
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017	2,000,000	1,998,320
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,054,685
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	1,580,000	1,503,970
Chabot Las Positas, CA, Community College, Capital Appreciation, Election of 2004, “B”, AMBAC, 0%, 2027	3,565,000	1,305,895
Chabot-Las Positas Community College District, CA, “C”, AMBAC, 0%, 2034	10,000,000	2,357,600
Chabot-Las Positas Community College District, CA, “C”, AMBAC, 0%, 2035	11,250,000	2,504,813
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2032	4,825,000	1,321,133
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2033	5,335,000	1,382,085
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2034	9,580,000	2,347,675
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	815,000	816,068
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	9,150,000	10,935,440
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	1,300,000	1,356,290
Indiana Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018	1,000,000	1,015,390
Iowa Higher Education Loan Authority Rev. (Waldorf Lutheran Collage), “A”, 5%, 2027	1,100,000	1,013,243
Iowa Higher Education Loan Authority Rev. (Waldorf Lutheran Collage), “A”, 5%, 2034	1,000,000	887,100
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)	2,000,000	2,172,060
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	450,000	469,427

		$39,694,066
Universities - Dormitories - 0.3%
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	$1,385,000	$1,339,198

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - continued
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,380,000	$1,316,368
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center), 6.625%, 2012 (c)	1,500,000	1,752,240

		$4,407,806
Universities - Secondary Schools - 1.9%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,780,000	$2,051,361
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	3,485,000	4,132,792
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	2,760,000	2,639,195
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project), 6%, 2041	2,610,000	2,509,646
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	1,570,000	1,396,594
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	2,725,194
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018	985,000	945,285
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	460,000	398,236
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	447,678
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	550,000	572,028
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031	2,450,000	2,546,579
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.4%, 2013	1,055,000	1,100,998
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	2,970,000	3,047,576
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,672,196
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	1,065,000	977,180
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	2,820,000	2,702,829

		$29,865,367

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Cogeneration - 0.5%
Alaska Industrial Development & Export Authority, 5.7%, 2012	$680,000	$684,216
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,800,000	1,693,332
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020	1,700,000	1,710,965
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Colver), “G”, 5.125%, 2015	1,050,000	1,051,691
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	2,300,000	2,307,958

		$7,448,162
Utilities - Investor Owned - 2.4%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	$7,265,000	$7,071,824
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	310,000	290,827
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	3,240,000	3,286,040
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	4,500,000	4,507,155
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	1,390,000	1,392,210
Farmington, NM, Pollution Control Rev. (Tucson Electric), “A”, 6.95%, 2020	3,000,000	3,067,590
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	3,095,000	3,117,284
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	3,051,664
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013	1,000,000	1,002,860
Red River Authority (AEP Texas Central Co.), MBIA, 4.45%, 2020	2,925,000	3,028,838
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	1,255,000	1,028,724
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	1,060,000	1,031,815
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	3,335,000	3,335,567
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	2,605,000	2,558,683

		$37,771,081

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - 0.4%
Main Street Natural Gas, Inc., GA, “A”, 5.5%, 2028	$2,245,000	$2,242,104
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	4,116,120

		$6,358,224
Water & Sewer Utility Revenue - 3.5%
Alabama Drinking Water Finance Authority, “A”, AMBAC, 4%, 2028	$5,000,000	$4,585,450
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	745,000	700,114
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,010,000	1,103,455
Forsyth County, GA, Water & Sewerage Authority Rev., 6.25%, 2010 (c)	1,000,000	1,092,530
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	9,715,000	8,999,685
Louisville & Jefferson, KY, District Sewer & Drain System, “A”, FGIC, 5.25%, 2037	2,635,000	2,763,245
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031	655,000	638,311
Massachusetts Water Resources Authority (Charlestown Navy Yard), FSA, 5.25%, 2029	5,185,000	5,847,850
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	8,915,000	8,609,394
Massachusetts Water Resources Authority, RITES, FRN, FGIC, 9.825%, 2019 (n)(v)	765,000	1,100,567
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028	1,685,000	1,728,692
Michigan Municipal Bond Authority Rev., 5.5%, 2009 (c)(u)	15,170,000	16,148,465
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	2,155,000	2,237,428

		$55,555,186
Total Investments (Identified Cost, $1,571,442,084) (k)		$1,543,652,915

Other Assets, Less Liabilities - 1.5%		23,743,657
Net Assets - 100.0%		$1,567,396,572

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(k)	As of January 31, 2008 the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,543,652,915 and 100.00% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,394,342 representing 2.3% of net assets.

Portfolio of Investments – continued

(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Externally deposited inverse floater.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Mashantucket, CT, Western Pequot Tribe, 5.5%, 2036	1/07/08	$1,630,843	$1,608,705
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers

AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
XLCA	XL Capital Insurance Co.

Inverse Floaters

RITES	Residual Interest Tax-Exempt Security

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/08

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $1,571,442,084)	$1,543,652,915
Cash	26,112,873
Receivable for investments sold	39,527,443
Receivable for fund shares sold	7,290,173
Interest receivable	21,585,009
Other assets	20,654
Total assets		$1,638,189,067
Liabilities
Distributions payable	$3,448,707
Payable for investments purchased	14,680,681
Payable to the holder of the floating rate certificate from trust assets	49,337,378
Payable for fund shares reacquired	2,471,383
Payable to affiliates
Management fee	42,703
Shareholder servicing costs	176,996
Distribution and service fees	18,647
Administrative services fee	1,096
Payable for independent trustees’ compensation	42,238
Payable for interest expense and fees	394,966
Accrued expenses and other liabilities	177,700
Total liabilities		$70,792,495
Net assets		$1,567,396,572
Net assets consist of:
Paid-in capital	$1,646,046,235
Unrealized appreciation (depreciation) on investments	(27,789,169)
Accumulated net realized gain (loss) on investments	(58,880,347)
Undistributed net investment income	8,019,853
Net assets		$1,567,396,572
Shares of beneficial interest outstanding		194,531,912

Statement of Assets and Liabilities – continued

Class A shares:
Net assets	$1,267,514,463
Shares outstanding	157,344,819
Net asset value per share		$8.06
Offering price per share (100 / 95.25 x net asset value per share)		$8.46
Class B shares:
Net assets	$127,598,893
Shares outstanding	15,824,169
Net asset value and offering price per share		$8.06
Class C shares:
Net assets	$172,283,216
Shares outstanding	21,362,924
Net asset value and offering price per share		$8.06

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Year ended 1/31/08

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$106,016,581
Expenses
Management fee	$9,914,720
Distribution and service fees	2,920,198
Shareholder servicing costs	1,279,270
Administrative services fee	271,872
Independent trustees’ compensation	43,379
Custodian fee	140,560
Shareholder communications	117,730
Auditing fees	58,263
Legal fees	35,647
Interest expense and fees	2,205,223
Miscellaneous	241,721
Total expenses		$17,228,583
Reduction of expenses by investment adviser	(1,593,571)
Net expenses		$15,635,012
Net investment income		$90,381,569
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$1,168,099
Swap transactions	470,959
Net realized gain (loss) on investments		$1,639,058
Change in unrealized appreciation (depreciation)
Investments	$(95,709,689)
Swap transactions	(327,350)
Net unrealized gain (loss) on investments		$(96,037,039)
Net realized and unrealized gain (loss) on investments		$(94,397,981)
Change in net assets from operations		$(4,016,412)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 1/31
	2008	2007
Change in net assets
From operations
Net investment income	$90,381,569	$78,097,274
Net realized gain (loss) on investments	1,639,058	(1,089,624)
Net unrealized gain (loss) on investments	(96,037,039)	13,538,310
Change in net assets from operations	$(4,016,412)	$90,545,960
Distributions declared to shareholders
From net investment income
Class A	$(70,087,274)	$(61,246,122)
Class B	(6,721,508)	(8,854,231)
Class C	(7,442,444)	(6,023,571)
Total distributions declared to shareholders	$(84,251,226)	$(76,123,924)
Change in net assets from fund share transactions	$(28,217,675)	$247,827,107
Redemption fees	$—	$21,728
Total change in net assets	$(116,485,313)	$262,270,871
Net assets
At beginning of period	1,683,881,885	1,421,611,014
At end of period (including undistributed net investment income of $8,019,853 and $2,646,054, respectively)	$1,567,396,572	$1,683,881,885

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 1/31
	2008		2007		2006		2005		2004
Net asset value, beginning of period	$8.49		$8.41		$8.39		$8.28		$8.12
Income (loss) from investment operations
Net investment income (d)	$0.47		$0.45		$0.46		$0.48		$0.47
Net realized and unrealized gain (loss) on investments	(0.47)		0.07		0.02		0.09		0.17
Total from investment operations	$(0.00	)(w)	$0.52		$0.48		$0.57		$0.64
Less distributions declared to shareholders
From net investment income	$(0.43)		$(0.44)		$(0.46)		$(0.46)		$(0.48)
Redemption fees added to paid-in capital (d)	$—		$ 0.00	(w)	$ 0.00	(w)	$0.00	(w)	$—
Net asset value, end of period	$8.06		$8.49		$8.41		$8.39		$8.28
Total return (%) (r)(s)(t)	0.04		6.32		5.81		7.16		7.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86		0.97		0.94	(z)	0.80		0.81
Expenses after expense reductions (f)	0.76		0.87		0.84	(z)	0.71		0.79
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.63		0.72		0.72		0.71		0.79
Net investment income	5.60		5.32		5.47		5.82		5.80
Portfolio turnover	38		13		20		13		9
Net assets at end of period (000 Omitted)	$1,267,514		$1,335,269		$1,080,805		$977,416		$1,003,328

See Notes to Financial Statements

Financial Highlights – continued

Class B	Years ended 1/31
	2008	2007		2006		2005		2004
Net asset value, beginning of period	$8.50	$8.41		$8.40		$8.28		$8.13
Income (loss) from investment operations
Net investment income (d)	$0.40	$0.39		$0.40		$0.42		$0.41
Net realized and unrealized gain (loss) on investments	(0.47)	0.07		0.00	(w)	0.10		0.16
Total from investment operations	$(0.07)	$0.46		$0.40		$0.52		$0.57
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.37)		$(0.39)		$(0.40)		$(0.42)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00	(w)	$0.00	(w)	$—
Net asset value, end of period	$8.06	$8.50		$8.41		$8.40		$8.28
Total return (%) (r)(s)(t)	(0.85)	5.64		4.88		6.47		7.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.74		1.70	(z)	1.57		1.59
Expenses after expense reductions (f)	1.53	1.64		1.60	(z)	1.48		1.57
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.40	1.50		1.48		1.48		1.57
Net investment income	4.83	4.60		4.73		5.05		5.02
Portfolio turnover	38	13		20		13		9
Net assets at end of period (000 Omitted)	$127,599	$178,566		$220,854		$283,360		$337,065

See Notes to Financial Statements

Financial Highlights – continued

Class C	Years ended 1/31
	2008	2007		2006		2005		2004
Net asset value, beginning of period	$8.50	$8.42		$8.40		$8.29		$8.13
Income (loss) from investment operations
Net investment income (d)	$0.38	$0.36		$0.37		$0.39		$0.39
Net realized and unrealized gain (loss) on investments	(0.47)	0.08		0.02		0.10		0.17
Total from investment operations	$(0.09)	$0.44		$0.39		$0.49		$0.56
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.36)		$(0.37)		$(0.38)		$(0.40)
Redemption fees added to paid-in capital (d)	$—	$0.00	(w)	$0.00	(w)	$0.00	(w)	$—
Net asset value, end of period	$8.06	$8.50		$8.42		$8.40		$8.29
Total return (%) (r)(s)(t)	(1.08)	5.27		4.76		6.10		6.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	1.97		1.94	(z)	1.80		1.81
Expenses after expense reductions (f)	1.76	1.87		1.84	(z)	1.71		1.79
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.63	1.72		1.72		1.71		1.79
Net investment income	4.60	4.30		4.44		4.80		4.78
Portfolio turnover	38	13		20		13		9
Net assets at end of period (000 Omitted)	$172,283	$170,047		$119,952		$85,715		$78,975

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	After the fund issued its January 31, 2006 financial statements, the fund determined that the criteria for sale accounting in FASB Statement No. 140 had not been met for certain transfers of municipal bonds during the fiscal year ended January 31, 2006 and that its transfers of municipal bonds in connection with self-deposited inverse floaters should have been accounted for as secured borrowings rather than as sales. Accordingly, the expense ratio has been restated to reflect interest expense and fees related to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. The impact of the restatement was to increase the expense ratio by 0.12%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Municipal High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures

Notes to Financial Statements – continued

approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include swap agreements.

Notes to Financial Statements – continued

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund may hold interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates

Notes to Financial Statements – continued

(sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At January 31, 2008, the fund’s payable to the holder of the floating rate certificate from trust assets was $49,337,378. The weighted average interest rate on the floating rate certificates issued by the trust was 3.27%. Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. For the year ended January 31, 2008, interest expense and fees in connection with self-deposited inverse floaters was $2,205,223. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund.

Notes to Financial Statements – continued

Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the year ended January 31, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on January 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the tax years in the three year period ended January 31, 2008 remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements – continued

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and secured borrowings.

The tax character of distributions declared to shareholders is as follows:

	1/31/08	1/31/07
Ordinary income (including any short-term capital gains)	$1,030,222	$301,170
Tax-exempt income	83,221,004	75,822,754
Total distributions	$84,251,226	$76,123,924

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/08
Cost of investments	$1,518,208,039
Gross appreciation	54,348,434
Gross depreciation	(78,240,936)
Net unrealized appreciation (depreciation)	$(23,892,502)
Undistributed ordinary income	$1,358,629
Undistributed tax-exempt income	13,892,801
Capital loss carryforwards	(62,028,389)
Post-October capital loss deferral	(748,625)
Other temporary differences	(7,231,577)

As of January 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

1/31/09	$(10,935,605)
1/31/10	(2,971,573)
1/31/11	(18,364,839)
1/31/12	(15,537,212)
1/31/13	(3,190,630)
1/31/14	(10,798,317)
1/31/15	(230,213)
$(62,028,389)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

Notes to Financial Statements – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.60%
Average daily net assets in excess of $1.4 billion	0.57%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended January 31, 2008, this waiver amounted to $1,585,916 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended January 31, 2008 was equivalent to an annual effective rate of 0.50% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $435,180 for the year ended January 31, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.77%	$1,159,885
Class C	0.75%	0.25%	1.00%	1.00%	1,760,313
Total Distribution and Service Fees					$2,920,198

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2008 based on each class’ average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, the service fee is not currently in effect, but may be implemented on such date as the fund’s Board of Trustees may determine.

Notes to Financial Statements – continued

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2008, were as follows:

Amount
Class A	$86,620
Class B	238,266
Class C	48,490

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended January 31, 2008, the fee was $735,918, which equated to 0.0442% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended January 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $536,678. The fund may also pay shareholder servicing related costs directly to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the year ended January 31, 2008 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $4,802. This amount is included in independent trustees’ compensation for the year ended January 31, 2008. The liability for deferred

Notes to Financial Statements – continued

retirement benefits payable to certain retired independent trustees amounted to $42,238 at January 31, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended January 31, 2008, the fee paid by the fund to Tarantino LLC was $12,531 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $7,655, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $637,814,070 and $727,595,640, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 1/31/08		Year ended 1/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	37,728,027	$313,421,498	44,330,384	$375,734,204
Class B	1,104,161	9,176,463	2,008,855	16,999,796
Class C	6,258,233	52,071,400	7,867,910	66,695,786
	45,090,421	$374,669,361	54,207,149	$459,429,786
Shares issued to shareholders in reinvestment of distributions
Class A	4,265,096	$35,513,555	3,592,569	$30,420,282
Class B	339,127	2,830,755	422,131	3,574,609
Class C	459,163	3,827,345	359,226	3,045,882
	5,063,386	$42,171,655	4,373,926	$37,040,773

Notes to Financial Statements – continued

	Year ended 1/31/08		Year ended 1/31/07
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(41,904,964)	$(345,483,708)	(19,237,523)	$(162,774,354)
Class B	(6,630,345)	(55,278,345)	(7,669,455)	(64,903,633)
Class C	(5,358,929)	(44,296,638)	(2,475,435)	(20,965,465)
	(53,894,238)	$(445,058,691)	(29,382,413)	$(248,643,452)
Net change
Class A	88,159	$3,451,345	28,685,430	$243,380,132
Class B	(5,187,057)	(43,271,127)	(5,238,469)	(44,329,228)
Class C	1,358,467	11,602,107	5,751,701	48,776,203
	(3,740,431)	$(28,217,675)	29,198,662	$247,827,107

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended January 31, 2008, the fund’s commitment fee and interest expense on the line of credit were $8,804 and $0, respectively, and are included in miscellaneous expense and interest expense and fees, respectively, on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Municipal High Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Municipal High Income Fund (the Fund), including the portfolio of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the Fund’s custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal High Income Fund at January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 17, 2008

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of March 1, 2008, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
INTERESTED TRUSTEES
Robert J. Manning(k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director
Robert C. Pozen(k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); MIT Sloan School (education), Senior Lecturer (since 2006); Secretary of Economic Affairs, The Commonwealth of Massachusetts (January 2002 to December 2002); Fidelity Investments, Vice Chairman (June 2000 to December 2001); Fidelity Management & Research Company (investment adviser), President (March 1997 to July 2001); Bell Canada Enterprises (telecommunications), Director; Medtronic, Inc. (medical technology), Director; Telesat (satellite communications), Director (until 2007)
INDEPENDENT TRUSTEES
J. Atwood Ives (born 5/01/36)	Trustee and Chair of Trustees	February 1992	Private investor; KeySpan Corporation (energy related services), Director until 2004; Woodstock Corporation (investment advisory firm), Director until 2003
Robert E. Butler(n) (born 11/29/41)	Trustee	January 2006	Consultant – regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	August 1993	Brigham and Women’s Hospital, Chief of Cardiac Surgery (2005); Harvard Medical School, Professor of Cardiac Surgery; Physician Director of Medical Device Technology for Partners HealthCare
David H. Gunning (born 5/30/42)	Trustee	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Portman Limited (mining), Director (since 2005); Encinitos Ventures (private investment company), Principal (1997 to April 2001); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director
William R. Gutow (born 9/27/41)	Trustee	December 1993

Private investor and real estate consultant (since 1998); Capital Entertainment Management Company (video franchise), Vice Chairman (since 1998); Texas Donuts (donut franchise), Vice Chairman (since 2007); Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Retired; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until May 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer
(until May 2001)
Lawrence T. Perera (born 6/23/35)	Trustee	July 1981	Hemenway & Barnes (attorneys), Partner
J. Dale Sherratt (born 9/23/38)	Trustee	August 1993	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner (since 1993); Cambridge Nutraceuticals (professional nutritional products), Chief Executive Officer (until May 2001)

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Partner (since 2006); Private investor; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004); The Travelers Companies (commercial property liability insurance), Director
Robert W. Uek (born 5/18/41)	Trustee	January 2006	Retired (since 1999); PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); Consultant to investment company industry (since 2000); TT International Funds (mutual fund complex), Trustee (2000 until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (2000 until 2005)
OFFICERS
Maria F. Dwyer(k) (born 12/01/58)	President	November 2005	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (prior to March 2004)
Tracy Atkinson(k) (born 12/30/64)	Treasurer	September 2005	Massachusetts Financial Services Company, Senior Vice President (since September 2004); PricewaterhouseCoopers LLP, Partner (prior to September 2004)
Christopher R. Bohane(k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since April 2003); Kirkpatrick & Lockhart LLP (law firm), Associate (prior to April 2003)
Ethan D. Corey(k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2006); Special Counsel (prior to April 2006); Dechert LLP (law firm), Counsel (prior to December 2004)

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
David L. DiLorenzo(k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (prior to June 2005)
Timothy M. Fagan(k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President and Chief Compliance Officer (September 2004 to August 2005), Senior Attorney (prior to September 2004); John Hancock Group of Funds, Vice President and Chief Compliance Officer (September 2004 to December 2004)
Mark D. Fischer(k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (prior to May 2005)
Brian E. Langenfeld(k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Assistant Vice President and Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (May 2005 to April 2006); John Hancock Advisers, LLC, Attorney and Assistant Secretary (prior to May 2005)
Ellen Moynihan(k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton(k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005); John Hancock Group of Funds, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005)

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Susan A. Pereira(k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (prior to June 2004)
Mark N. Polebaum(k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (prior to January 2006)
Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (April 2003 to June 2004); David L. Babson & Co. (investment adviser), Managing Director, Chief Administrative Officer and Director (prior to March 2003)
Richard S. Weiztel(k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2007); Vice President and Senior Counsel (since May 2004); Massachusetts Department of Business and Technology, General Counsel (February 2003 to April 2004); Massachusetts Office of the Attorney General, Assistant Attorney General (April 2001 to February 2003); Ropes and Gray, Associate (prior to April 2001)
James O. Yost(k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers – continued

(n)	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders’ meeting in 2005 to elect Trustees, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Trust’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2008, the Trustees served as board members of 100 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741	JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741	Ernst & Young LLP 200 Clarendon Street, Boston, MA 02116
Portfolio Managers
Gary Lasman Geoffrey Schechter

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the Fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2008 income tax forms in January 2009.

The following information is provided pursuant to provisions of the Internal Revenue Code.

Of the dividends paid from net investment income during the fiscal year, 98.78% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

MFS® High Yield Opportunities Fund

CONTACT INFORMATION	BACK COVER

SIPC Contact Information:

You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

1/31/08

HYO-ANN

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

March 14, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top five industries (i)
Medical & Health Technology & Services	9.1%
Broadcasting	9.1%
Utilities – Electric Power	6.6%
Emerging Market Sovereign	6.2%
Gaming & Lodging	6.2%

Credit quality of bonds (r)
AAA	0.5%
AA	0.4%
A	1.8%
BBB	3.3%
BB	25.2%
B	47.3%
CCC	18.8%
CC	0.1%
C (o)	0.0%
D (o)	0.0%
Not Rated	2.6%

Portfolio facts
Average Duration (d)(i)	4.7
Average Life (i)(m)	7.9 yrs.
Average Maturity (i)(m)	8.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 1/31/08.

Percentages are based on net assets as of 1/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended January 31, 2008, Class A shares of the MFS High Yield Opportunities Fund provided a total return of –1.88%. This compares with a return of –0.60% for the fund’s benchmark, the Lehman Brothers U.S. High-Yield Corporate Bond Index.

Market Environment

Despite seemingly robust growth rates during the second and third quarters of 2007, underlying economic activity in the U.S. remained muted relative to other major economies. Overall, global economies witnessed moderate to strong growth during the reporting period as domestic demand improved and world trade accelerated.

With the strong global growth, however, concerns emerged about rising global inflation, especially as capacity became more constrained, wages rose, and energy and food prices advanced. During the reporting period, global central banks (with the exception of the U.S. Federal Reserve Board) tightened monetary conditions, which in turn pushed global bond yields to their highest levels during this economic expansion.

However, financial markets – particularly in the mortgage and structured-products areas – experienced substantial volatility in recent months. Beginning in late July, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to tighten up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields declined and credit spreads widened. While credit conditions improved somewhat by late October as the Federal Reserve Board cut interest rates, the level of market turbulence remained significant through year end. Increased market turmoil was also exacerbated by U.S. home foreclosures and uncertainties surrounding falling housing prices. Despite increased volatility across all asset classes and the widening in credit spreads, U.S. labor markets were resilient and wages rose modestly. More broadly, global equity markets rebounded following summer losses and generally held those gains through the end of the reporting period.

Detractors from performance

Over the reporting period, security selection held back performance relative to the Lehman Brothers U.S. High-Yield Corporate Bond Index. Among the top detractors were debt holdings of Propex Fabrics, Realogy(g), Harrah’s Operating Co., and Univision Communications, Inc.

The fund’s greater relative exposure to “CCC” rated(s) bonds held back relative returns as credit spreads widened over the reporting period. Our relative

3

Management review – continued

exposure to bonds in the financial sector also detracted from results as these securities suffered from the recent turmoil in the subprime mortgage market.

Contributors to performance

The fund generated a higher level of income than the benchmark which had a positive impact on relative performance. Our lower relative exposure to “BB” rated bonds and exposure to emerging markets debt securities also bolstered results. Securities that had a strong showing over the reporting period included the debt of FMG Finance, Del Laboratories(g), and Hospital Corporation of America (HCA).

Respectfully,

John Addeo	David Cole	Matthew Ryan
Portfolio Manager	Portfolio Manager	Portfolio Manager

(g)	Security was not held in the portfolio at period end.
(s)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The primary source for bond quality ratings is Moody’s Investors Service. If not available, ratings by Standard & Poor’s are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

PERFORMANCE SUMMARY THROUGH 1/31/08

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a hypothetical $10,000 investment

(For the period from the commencement of the fund’s investment operations, July 1, 1998 through the stated period end.)

5

Performance summary – continued

Total returns through 1/31/2008

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	Life (t)
A	7/01/98	(1.88)%	9.74%	5.97%
B	7/01/98	(2.49)%	9.03%	5.31%
C	7/01/98	(2.40)%	9.04%	5.29%
I	7/01/98	(1.51)%	10.09%	6.35%

Average annual

Comparative Benchmark

Lehman Brothers U.S. High-Yield Corporate Bond Index (f)	(0.60)%	9.89%	5.13%

Average annual with sales charge

A With Initial Sales Charge (4.75%)	(6.54)%	8.68%	5.44%
B With CDSC (Declining over six years from 4% to 0%) (x)	(6.10)%	8.75%	5.31%
C With CDSC (1% for 12 months) (x)	(3.31)%	9.04%	5.29%

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.

(t)	For the period from the commencement of the fund’s investment operations, July 1, 1998 through the stated period end.

(x)	Assuming redemption at the end of the applicable period.

Index Definition

Lehman Brothers U.S. High-Yield Corporate Bond Index – a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

Notes to Performance Summary

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

6

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2007 through January 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 through January 31, 2008.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

Expense table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/07	Ending Account Value 1/31/08	Expenses Paid During Period (p) 8/01/07-1/31/08
A	Actual	0.85%	$1,000.00	$1,000.74	$4.29
	Hypothetical (h)	0.85%	$1,000.00	$1,020.92	$4.33
B	Actual	1.50%	$1,000.00	$996.22	$7.55
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
C	Actual	1.50%	$1,000.00	$997.43	$7.55
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
I	Actual	0.50%	$1,000.00	$1,001.25	$2.52
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

8

PORTFOLIO OF INVESTMENTS

1/31/08

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 86.7%
Issuer	Shares/Par	Value ($)

Aerospace - 2.0%
Bombardier, Inc., 8%, 2014 (n)	$2,638,000	$2,756,709
Hawker Beechcraft Acquisition Co., 9.75%, 2017 (n)	3,775,000	3,595,687
TransDigm Group, Inc., 7.75%, 2014	1,810,000	1,819,049
Vought Aircraft Industries, Inc., 8%, 2011	5,540,000	5,110,649

		$13,282,094
Airlines - 0.3%
Continental Airlines, Inc., 6.9%, 2017	$193,381	$180,810
Continental Airlines, Inc., 6.748%, 2017	380,652	359,715
Continental Airlines, Inc., 6.795%, 2018	1,451,376	1,360,664

		$1,901,189
Alcoholic Beverages - 0.1%
Cerveceria Nacional Dominicana, 8%, 2014 (n)	$147,000	$148,469
Cerveceria Nacional Dominicana, 8%, 2014	569,000	574,689

		$723,158
Apparel Manufacturers - 0.1%
Propex Fabrics, Inc., 10%, 2012 (d)	$3,605,000	$342,475

Asset Backed & Securitized - 2.1%
Anthracite Ltd., CDO, 6%, 2037 (z)	$1,500,000	$1,002,655
Arbor Realty Mortgage Securities, CDO, FRN, 6.194%, 2038 (z)	1,354,583	1,121,621
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	1,025,662	410,264
Asset Securitization Corp., FRN, 8.825%, 2029 (z)	2,300,000	2,640,687
Babson Ltd., CLO, “D”, FRN, 5.758%, 2018 (n)	1,005,000	743,699
Crest Ltd., CDO, 7%, 2040	993,500	756,082
Falcon Franchise Loan LLC, FRN, 3.933%, 2025 (i)(z)	1,761,204	228,829
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.261%, 2051	1,390,000	1,173,500
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.093%, 2030 (i)	2,062,666	81,376
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2017	1,390,000	1,158,072
Morgan Stanley Capital I, Inc., 1.46%, 2039 (i)(n)	4,926,790	169,936
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)	1,775,000	1,242,500
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)	3,250,000	2,470,000
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)	1,813,000	1,269,100

		$14,468,321

9

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 2.6%
Allison Transmission, Inc., 11%, 2015 (n)	$7,140,000	$5,997,600
Ford Motor Credit Co. LLC, 9.75%, 2010	4,305,000	4,158,126
Ford Motor Credit Co. LLC, 8.625%, 2010	1,255,000	1,179,414
Ford Motor Credit Co. LLC, 8%, 2016	1,610,000	1,351,769
General Motors Acceptance Corp., 8.375%, 2033	4,102,000	3,332,875
TRW Automotive, Inc., 7%, 2014 (n)	1,360,000	1,247,800

		$17,267,584
Broadcasting - 7.8%
Allbritton Communications Co., 7.75%, 2012	$4,672,000	$4,660,320
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	2,560,000	2,124,800
CanWest MediaWorks LP, 9.25%, 2015 (n)	2,905,000	2,745,225
Clear Channel Communications, Inc., 5.5%, 2014	3,125,000	2,381,128
Grupo Televisa S.A., 8.5%, 2032	1,368,000	1,645,704
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012	3,245,000	3,163,875
Intelsat Ltd., 8.625%, 2015	1,260,000	1,255,275
Intelsat Ltd., 0% to 2010, 9.25% to 2015	1,745,000	1,430,900
Intelsat Ltd., 11.25%, 2016	3,510,000	3,510,000
Intelsat Ltd., FRN, 10.829%, 2013	1,165,000	1,191,213
ION Media Networks, Inc., FRN, 10.508%, 2013 (n)	3,370,000	2,915,050
Lamar Media Corp., 6.625%, 2015	2,875,000	2,724,063
Lamar Media Corp., 6.625%, 2015	1,820,000	1,724,450
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013	4,375,000	3,959,375
LBI Media, Inc., 8.5%, 2017 (n)	1,895,000	1,681,813
LIN TV Corp., 6.5%, 2013	4,080,000	3,845,400
Local TV Finance LLC, 9.25%, 2015 (n)(p)	2,975,000	2,603,125
Nexstar Broadcasting Group, Inc., 7%, 2014	2,100,000	1,921,500
Univision Communications, Inc., 9.75%, 2015 (n)(p)	9,560,000	7,146,100

		$52,629,316
Brokerage & Asset Managers - 0.6%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$4,260,000	$4,132,200

Building - 0.5%
Building Materials Corp. of America, 7.75%, 2014	$895,000	$662,300
C10 Capital SPV Ltd., 6.722% to 2016, FRN to 2049 (n)	258,000	225,636
Interface, Inc., 9.5%, 2014	1,055,000	1,078,738
Ply Gem Industries, Inc., 9%, 2012	2,310,000	1,720,950

		$3,687,624
Business Services - 0.7%
SunGard Data Systems, Inc., 10.25%, 2015	$4,668,000	$4,668,000

10

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - 2.2%
CCH I Holdings LLC, 11%, 2015	$3,972,000	$2,844,945
CCH II Holdings LLC, 10.25%, 2010	1,895,000	1,795,513
CCO Holdings LLC, 8.75%, 2013	2,035,000	1,892,550
CSC Holdings, Inc., 6.75%, 2012	2,085,000	1,975,538
Mediacom LLC, 9.5%, 2013	1,890,000	1,686,825
NTL Cable PLC, 9.125%, 2016	2,924,000	2,646,220
Videotron LTEE, 6.875%, 2014	1,835,000	1,775,363

		$14,616,954
Chemicals - 3.0%
Innophos, Inc., 8.875%, 2014	$3,140,000	$3,085,050
Koppers Holdings, Inc., 9.875%, 2013	2,575,000	2,742,375
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014	4,981,000	4,208,945
Momentive Performance Materials, Inc., 9.75%, 2014	3,315,000	3,000,075
Mosaic Co., 7.875%, 2016 (n)	2,170,000	2,343,600
Nalco Co., 7.75%, 2011	960,000	960,000
Nalco Co., 8.875%, 2013	3,735,000	3,791,025

		$20,131,070
Computer Software - 0.6%
First Data Corp., 9.875%, 2015 (n)	$4,270,000	$3,778,950

Construction - 0.0%
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (n)	$10,000	$10,050

Consumer Goods & Services - 2.0%
Corrections Corp. of America, 6.25%, 2013	$2,400,000	$2,388,000
GEO Group, Inc., 8.25%, 2013	2,465,000	2,483,488
KAR Holdings, Inc., 10%, 2015 (n)	2,135,000	1,782,725
Service Corp. International, 7.375%, 2014	1,485,000	1,514,700
Service Corp. International, 6.75%, 2015	86,000	85,140
Service Corp. International, 7%, 2017	3,615,000	3,542,700
Visant Holding Corp., 8.75%, 2013	1,097,000	1,061,348
Vitro S.A. de C.V., 8.625%, 2012	204,000	193,800
Vitro S.A.B. de C.V., 9.125%, 2017	907,000	791,358

		$13,843,259
Containers - 1.6%
Crown Americas LLC, 7.625%, 2013	$1,975,000	$1,989,813
Graham Packaging Co. LP, 9.875%, 2014	3,720,000	3,143,400
Greif, Inc., 6.75%, 2017	2,185,000	2,081,213
Owens-Brockway Glass Container, Inc., 8.25%, 2013	3,570,000	3,694,950

		$10,909,376

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - 0.9%
L-3 Communications Corp., 6.125%, 2014	$1,500,000	$1,477,500
L-3 Communications Corp., 5.875%, 2015	4,415,000	4,293,588

		$5,771,088
Electronics - 1.3%
Avago Technologies Finance, 11.875%, 2015	$2,285,000	$2,387,825
Flextronics International Ltd., 6.25%, 2014	3,460,000	3,252,400
Spansion LLC, 11.25%, 2016 (n)	4,495,000	3,146,500

		$8,786,725
Emerging Market Quasi - Sovereign - 2.1%
Banco do Brasil S.A., 7.95%, 2049 (n)	$283,000	$285,830
Codelco, Inc., 5.625%, 2035	3,362,000	3,086,097
Gazprom International S.A., 6.212%, 2016	2,538,000	2,474,550
Gazprom International S.A., 7.201%, 2020	3,402,641	3,503,699
Gazprom International S.A., 6.51%, 2022 (n)	2,020,000	1,908,900
Majapahit Holding B.V., 7.75%, 2016 (n)	309,000	304,365
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	685,043
National Power Corp., 6.875%, 2016 (n)	317,000	320,170
OAO Gazprom, 9.625%, 2013	1,340,000	1,546,092
Pemex Project Funding Master Trust, 6.625%, 2035 (n)	191,000	196,157

		$14,310,903
Emerging Market Sovereign - 6.1%
Federative Republic of Brazil, 6%, 2017	$3,074,000	$3,135,480
Federative Republic of Brazil, 8%, 2018	3,263,000	3,687,190
Gabonese Republic, 8.2%, 2017 (n)	1,510,000	1,576,063
Republic of Argentina, 7%, 2013	3,000,000	2,661,667
Republic of Argentina, 7%, 2015	1,561,000	1,340,899
Republic of Argentina, 8.28%, 2033	1,024,683	943,733
Republic of Argentina, FRN, 5.374%, 2012	2,040,000	1,790,126
Republic of Argentina, FRN, 0%, 2033	ARS 610,000	234,816
Republic of Argentina, FRN, 0%, 2035	$2,579,000	331,402
Republic of Colombia, 7.375%, 2017	468,000	512,928
Republic of Colombia, 7.375%, 2037	1,371,000	1,463,543
Republic of Ecuador, 10%, 2030	464,000	448,920
Republic of El Salvador, 8.25%, 2032	1,475,000	1,755,250
Republic of El Salvador, 7.65%, 2035 (n)	386,000	432,320
Republic of Indonesia, 6.875%, 2018 (z)	797,000	821,906
Republic of Indonesia, 7.75%, 2038 (z)	1,371,000	1,448,119
Republic of Panama, 6.7%, 2036	1,802,000	1,820,020
Republic of Peru, 6.55%, 2037	947,000	974,842
Republic of Philippines, 8%, 2016	329,000	373,415
Republic of Philippines, 7.5%, 2024	930,000	1,028,813
Republic of Philippines, 9.5%, 2030	234,000	309,465

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Philippines, 7.75%, 2031	$1,405,000	$1,580,625
Republic of Philippines, 6.375%, 2032	103,000	101,455
Republic of Turkey, 6.75%, 2018	862,000	890,015
Republic of Turkey, 6.875%, 2036	2,843,000	2,793,248
Republic of Uruguay, 9.25%, 2017	1,349,000	1,639,035
Republic of Uruguay, 8%, 2022	2,331,000	2,573,424
Republic of Uruguay, 7.625%, 2036	236,000	248,626
Republic of Venezuela, 7%, 2018	2,325,000	2,028,563
Ukraine Ministry of Finance, 6.75%, 2017 (n)	321,000	322,640
United Mexican States, 8.3%, 2031	1,218,000	1,541,988
United Mexican States, 6.05%, 2040	552,000	543,168

		$41,353,704
Energy - Independent - 4.7%
Chaparral Energy, Inc., 8.875%, 2017 (n)	$3,475,000	$2,901,625
Chesapeake Energy Corp., 6.375%, 2015	3,450,000	3,346,500
Chesapeake Energy Corp., 6.875%, 2016	1,115,000	1,103,850
Forest Oil Corp., 7.25%, 2019 (n)	1,860,000	1,860,000
Hilcorp Energy I LP, 7.75%, 2015 (n)	2,295,000	2,197,463
Hilcorp Energy I LP, 9%, 2016 (n)	1,680,000	1,680,000
Mariner Energy, Inc., 8%, 2017	3,455,000	3,299,525
Newfield Exploration Co., 6.625%, 2014	2,255,000	2,221,175
OPTI Canada, Inc., 8.25%, 2014 (n)	3,685,000	3,611,300
Plains Exploration & Production Co., 7%, 2017	5,205,000	4,944,750
Quicksilver Resources, Inc., 7.125%, 2016	3,125,000	3,031,250
Southwestern Energy Co., 7.5%, 2018 (z)	1,770,000	1,818,675

		$32,016,113
Energy - Integrated - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	$674,000	$674,674
TNK-BP Finance S.A., 7.5%, 2013 (n)	131,000	131,655
TNK-BP Finance S.A., 7.5%, 2016 (n)	896,000	869,120

		$1,675,449
Entertainment - 0.5%
AMC Entertainment, Inc., 11%, 2016	$1,615,000	$1,598,850
Marquee Holdings, Inc., 0% to 2009, 12% to 2014	2,585,000	1,822,425

		$3,421,275
Financial Institutions - 1.3%
General Motors Acceptance Corp., 6.875%, 2011	$5,779,000	$5,052,441
Residential Capital LLC, 7.625%, 2008	4,152,000	3,197,040
Residential Capital LLC, 7.5%, 2012	360,000	225,000

		$8,474,481

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 1.7%
ARAMARK Corp., 8.5%, 2015	$5,565,000	$5,537,175
B&G Foods, Inc., 8%, 2011	1,525,000	1,479,250
Dean Foods Co., 7%, 2016	1,000,000	910,000
Del Monte Corp., 6.75%, 2015	2,180,000	2,027,400
Michael Foods, Inc., 8%, 2013	1,400,000	1,379,000

		$11,332,825
Forest & Paper Products - 2.0%
Abitibi-Consolidated, Inc., 7.4%, 2018	$1,870,000	$1,187,450
Buckeye Technologies, Inc., 8%, 2010	2,041,000	2,020,590
Catalyst Paper Corp., 8.625%, 2011	985,000	832,325
Jefferson Smurfit Corp., 8.25%, 2012	2,949,000	2,831,040
JSG Funding PLC, 7.75%, 2015	1,365,000	1,255,800
Millar Western Forest Products Ltd., 7.75%, 2013	4,965,000	3,649,275
NewPage Holding Corp., 10%, 2012 (n)	1,950,000	1,940,250

		$13,716,730
Gaming & Lodging - 5.8%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)	$3,200,000	$2,400,000
Harrah’s Operating Co., Inc., 5.375%, 2013	2,245,000	1,526,600
Harrah’s Operating Co., Inc., 10.75%, 2016 (z)	1,740,000	1,574,700
Harrah’s Operating Co., Inc., 5.75%, 2017	9,740,000	5,844,000
Isle of Capri Casinos, Inc., 7%, 2014	3,570,000	2,748,900
Mandalay Resort Group, 9.375%, 2010	1,000,000	1,031,250
MGM Mirage, 8.375%, 2011	2,485,000	2,540,913
MGM Mirage, 5.875%, 2014	1,975,000	1,787,375
MGM Mirage, 7.5%, 2016	6,475,000	6,216,000
MTR Gaming Group, Inc., 9%, 2012	970,000	834,200
Newland International Properties Corp., 9.5%, 2014 (n)	1,948,000	1,877,385
Station Casinos, Inc., 6.5%, 2014	6,715,000	4,633,350
Station Casinos, Inc., 6.875%, 2016	965,000	656,200
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015	2,580,000	1,857,600
Wynn Las Vegas LLC, 6.625%, 2014	4,185,000	4,033,294

		$39,561,767
Industrial - 1.2%
Blount, Inc., 8.875%, 2012	$1,880,000	$1,847,100
Cii Carbon LLC, 11.125%, 2015 (n)	1,320,000	1,260,600
JohnsonDiversey Holdings, Inc., “B”, 9.625%, 2012	4,855,000	4,927,825

		$8,035,525
Insurance - Property & Casualty - 0.5%
USI Holdings Corp., 9.75%, 2015 (n)	$4,700,000	$3,666,000

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - 0.2%
Case New Holland, Inc., 7.125%, 2014	$1,160,000	$1,157,100

Medical & Health Technology & Services - 8.3%
Accellent, Inc., 10.5%, 2013	$4,160,000	$3,286,400
Community Health Systems, Inc., 8.875%, 2015	5,705,000	5,740,656
Cooper Cos., Inc., 7.125%, 2015	2,980,000	2,831,000
DaVita, Inc., 6.625%, 2013	860,000	847,100
DaVita, Inc., 7.25%, 2015	6,270,000	6,238,650
HCA, Inc., 9%, 2014	4,680,000	4,469,433
HCA, Inc., 6.375%, 2015	3,215,000	2,740,788
HCA, Inc., 9.25%, 2016	7,115,000	7,461,856
HealthSouth Corp., 10.75%, 2016	2,010,000	2,095,425
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)	2,365,000	2,435,950
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)	3,645,000	3,558,431
Psychiatric Solutions, Inc., 7.75%, 2015	3,080,000	3,033,800
Surgical Care Affiliates, Inc., 10%, 2017 (n)	2,815,000	2,392,750
U.S. Oncology, Inc., 10.75%, 2014	3,040,000	2,964,000
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,910,000	1,929,100
Universal Hospital Services, Inc., FRN, 8.287%, 2015	590,000	560,500
VWR Funding, Inc., 10.25%, 2015 (n)	3,815,000	3,567,025

		$56,152,864
Metals & Mining - 3.8%
Arch Western Finance LLC, 6.75%, 2013	$2,210,000	$2,138,175
FMG Finance Ltd., 10.625%, 2016 (n)	6,125,000	6,951,875
Foundation PA Coal Co., 7.25%, 2014	980,000	965,300
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	4,345,000	4,616,563
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015	3,039,000	2,982,019
Peabody Energy Corp., 5.875%, 2016	1,675,000	1,566,125
Peabody Energy Corp., 7.375%, 2016	1,635,000	1,671,788
PNA Group, Inc., 10.75%, 2016	3,475,000	3,127,500
Ryerson, Inc., 12%, 2015 (n)	1,725,000	1,621,500

		$25,640,845
Natural Gas - Distribution - 0.4%
AmeriGas Partners LP, 7.125%, 2016	$3,000,000	$2,917,500

Natural Gas - Pipeline - 2.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$2,955,000	$2,836,800
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	4,640,000	4,772,064
El Paso Corp., 7.75%, 2032	2,055,000	2,043,346
Intergas Finance B.V., 6.875%, 2011 (n)	1,337,000	1,290,205

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Knight, Inc., 7.25%, 2028	$2,495,000	$2,262,868
Williams Cos., Inc., 8.75%, 2032	1,993,000	2,381,635
Williams Partners LP, 7.25%, 2017	2,750,000	2,846,250

		$18,433,168
Network & Telecom - 1.6%
Cincinnati Bell, Inc., 8.375%, 2014	$2,820,000	$2,693,100
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,270,000	1,289,050
Qwest Capital Funding, Inc., 7.25%, 2011	2,015,000	1,979,738
Qwest Corp., 7.875%, 2011	1,400,000	1,443,750
Qwest Corp., 8.875%, 2012	465,000	491,156
Windstream Corp., 8.625%, 2016	2,610,000	2,701,350

		$10,598,144
Oil Services - 0.3%
Basic Energy Services, Inc., 7.125%, 2016	$1,870,000	$1,757,800

Oils - 0.1%
Petroleos de Venezuela S.A., 5.25%, 2017	$1,327,000	$978,663

Other Banks & Diversified Financials - 0.8%
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)	$682,000	$696,493
CenterCredit International B.V., 8.625%, 2014 (n)	1,419,000	1,273,553
RSHB Capital S.A., 7.175%, 2013 (n)	212,000	217,300
Russian Standard Finance S.A., 8.125%, 2008 (n)	869,000	865,785
Russian Standard Finance S.A., 8.625%, 2011 (n)	483,000	452,813
VTB Capital S.A., 7.5%, 2011	1,066,000	1,097,447
VTB Capital S.A., 6.609%, 2012 (n)	1,106,000	1,094,940

		$5,698,331
Printing & Publishing - 3.9%
American Media Operations, Inc., 10.25%, 2009	$154,675	$115,233
American Media Operations, Inc., 10.25%, 2009	4,254,000	3,169,230
Dex Media West LLC, 9.875%, 2013	610,000	622,200
Dex Media, Inc., 0% to 2008, 9% to 2013	3,250,000	2,884,375
Dex Media, Inc., 0% to 2008, 9% to 2013	2,465,000	2,187,688
Idearc, Inc., 8%, 2016	8,400,000	7,518,000
Nielsen Finance LLC, 10%, 2014	1,830,000	1,848,300
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	4,495,000	3,146,500
Quebecor World, Inc., 6.125%, 2013 (d)	2,060,000	885,800
R.H. Donnelley Corp., 8.875%, 2016	5,050,000	4,330,375

		$26,707,701

16

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.1%
TFM S.A. de C.V., 9.375%, 2012	$665,000	$684,950

Retailers - 0.5%
Buhrmann U.S., Inc., 7.875%, 2015	$1,095,000	$1,012,875
Couche-Tard, Inc., 7.5%, 2013	1,450,000	1,440,938
Eye Care Centers of America, Inc., 10.75%, 2015	1,105,000	1,168,538

		$3,622,351
Specialty Stores - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$2,035,000	$1,872,200

Supermarkets - 0.5%
Stater Brothers Holdings, Inc., 7.75%, 2015	$1,975,000	$1,856,500
SUPERVALU, Inc., 7.5%, 2014	1,663,000	1,685,866

		$3,542,366
Telecommunications - Wireless - 1.5%
Alltel Corp., 7%, 2012	$3,015,000	$2,562,750
American Tower Corp., 7%, 2017 (n)	715,000	707,850
Centennial Communications Corp., 10.125%, 2013	1,305,000	1,334,363
MetroPCS Wireless, Inc., 9.25%, 2014	2,540,000	2,336,800
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	3,270,000	3,466,200

		$10,407,963
Transportation - 0.4%
Autopistas del Sol S.A., 11.5%, 2017 (n)	$1,326,000	$1,088,978
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	346,000	236,145
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)	1,419,000	1,234,530

		$2,559,653
Transportation - Services - 0.4%
Hertz Corp., 8.875%, 2014	$3,115,000	$3,005,975

Utilities - Electric Power - 6.2%
AES Corp., 9.375%, 2010	$2,840,000	$2,967,800
Dynegy Holdings, Inc., 7.5%, 2015	2,535,000	2,363,888
Edison Mission Energy, 7%, 2017	7,670,000	7,459,075
EEB International Ltd., 8.75%, 2014 (n)	992,000	1,019,280
Enersis S.A., 7.375%, 2014	1,693,000	1,801,272
Intergen N.V., 9%, 2017 (n)	1,610,000	1,678,425
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	754,000	767,195
Mirant Americas Generation LLC, 8.3%, 2011	1,900,000	1,919,000
Mirant Americas Generation LLC, 8.5%, 2021	1,250,000	1,103,125
Mirant North America LLC, 7.375%, 2013	3,000,000	3,000,000
NGC Corp. Capital Trust, 8.316%, 2027	1,975,000	1,738,000
NRG Energy, Inc., 7.375%, 2016	8,995,000	8,691,419

17

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Reliant Energy, Inc., 6.75%, 2014	$1,000,000	$1,008,750
Reliant Energy, Inc., 7.875%, 2017	4,815,000	4,694,625
Sierra Pacific Resources, 8.625%, 2014	1,470,000	1,575,890

		$41,787,744
Utilities - Gas - 0.2%
TGI International Ltd., 9.5%, 2017 (n)	$1,005,000	$1,042,688
Total Bonds (Identified Cost, $621,076,430)		$587,082,211

Floating Rate Loans - 7.9% (g)(r)
Aerospace - 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.73%, 2014	$79,917	$72,991
Hawker Beechcraft Acquisition Co., Term Loan B, 6.83%, 2014	1,965,700	1,795,340

		$1,868,331
Automotive - 1.4%
Allison Transmission, Inc., Term Loan B, 7.43%, 2014 (o)	$532,083	$464,641
Ford Motor Co., Term Loan B, 8%, 2013	3,610,889	3,153,508
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.35%, 2014	3,996,657	3,636,958
Mark IV Industries, Inc., Second Lien Term Loan, 11%, 2011	3,190,622	1,946,279

		$9,201,386
Broadcasting - 0.5%
Gray Television, Inc., Term Loan B, 6.73%, 2014	$1,373,556	$1,227,615
Univision Communications, Inc., Term Loan B, 5.49%, 2014 (o)	2,421,560	1,988,101

		$3,215,716
Building - 0.6%
Building Materials Holding Corp., Second Lien Term Loan, 9.56%, 2014	$3,344,676	$2,249,295
Roofing Supply Group, Inc., Term Loan B, 9.71%, 2013	2,300,085	2,024,075

		$4,273,370
Cable TV - 1.0%
Charter Communications, Inc., Term Loan, 5.26%, 2013 (o)	$3,138,790	$2,730,033
CSC Holdings, Inc., Term Loan B, 6.9%, 2013 (o)	2,478,001	2,273,308
MCC Iowa Mediacom Broadband LLC, Term Loan A, 5.54%, 2011	2,002,791	1,805,850

		$6,809,191
Chemicals - 0.4%
Celanese AG, Term Loan, 6.98%, 2014	$2,818,836	$2,640,645

Computer Software - 0.6%
First Data Corp., Term Loan B-2, 7.63%, 2014 (o)	$4,263,612	$3,834,053

18

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans - continued
Energy - Independent - 0.9%
Crimson Exploration, Inc., Second Lien Term Loan, 10.07%, 2012	$1,888,867	$1,794,423
Sandridge Energy, Inc., Term Loan B, 8.63%, 2015	4,673,000	4,614,588

		$6,409,011
Gaming & Lodging - 0.2%
Harrahs Entertainment, Inc., Term Loan B-2, 2015 (o)	$1,380,734	$1,267,399

Medical & Health Technology & Services - 0.6%
Advanced Medical Optics, Inc., Term Loan B, 6.77%, 2014	$881,078	$817,199
HCA, Inc., Term Loan B, 7.45%, 2013	3,832,422	3,535,066

		$4,352,265
Pollution Control - 0.4%
Allied Waste North America, Inc., Letter of Credit, 5%, 2012	$893,901	$834,680
Allied Waste North America, Inc., Term Loan B, 5.89%, 2012	1,788,315	1,669,839

		$2,504,519
Specialty Stores - 0.7%
Michaels Stores, Inc., Term Loan B, 7.58%, 2013 (o)	$5,810,797	$4,945,633

Utilities - Electric Power - 0.3%
TXU Corp. Term Loan B-3, 2014 (o)	$2,500,000	$2,304,860
Total Floating Rate Loans (Identified Cost, $59,347,566)		$53,626,379

Common Stocks - 2.3%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	29	$0

Broadcasting - 0.4%
Clear Channel Communications, Inc.	34,400	$1,056,424
Idearc, Inc.	92,200	1,499,172

		$2,555,596
Cable TV - 0.8%
Comcast Corp., “A” (a)	236,900	$4,302,104
Time Warner Cable, Inc. (a)	33,200	835,312

		$5,137,416
Consumer Goods & Services - 0.0%
Central Garden & Pet Co. (a)	28,000	$153,720

Electronics - 0.1%
Intel Corp.	29,000	$614,800

19

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 0.0%
Sandridge Energy, Inc. (a)	490	$14,911

Energy - Integrated - 0.2%
Chevron Corp.	14,100	$1,191,450

Forest & Paper Products - 0.1%
Louisiana-Pacific Corp.	28,000	$427,560

Major Banks - 0.1%
Bank of America Corp.	7,100	$314,885
JPMorgan Chase & Co.	7,100	337,605

		$652,490
Pharmaceuticals - 0.1%
Johnson & Johnson	11,400	$721,164

Real Estate - 0.1%
Host Hotels & Resorts, Inc., REIT	59,400	$994,356

Telephone Services - 0.4%
Windstream Corp.	246,100	$2,857,221
Total Common Stocks (Identified Cost, $18,020,444)		$15,320,684

Preferred Stocks - 0.3%
Broadcasting - 0.3%
Spanish Broadcasting Systems, Inc., “B”, 10.75% (Identified Cost, $1,942,737) (p)	1,975	$1,777,500

Money Market Funds (v) - 1.2%
MFS Institutional Money Market Portfolio, 4.296%, at Cost and Net Asset Value	8,260,181	$8,260,181
Total Investments (Identified Cost, $708,647,358) (k)		$666,066,955

Other Assets, Less Liabilities - 1.6%		11,232,729
Net Assets - 100.0%		$677,299,684

(a)	Non-income producing security.
(d)	Non-income producing security-in default.
(e)	The rate shown represents a current effective yield.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.
(i)	Interest only security for which the fund receives interest no notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $564,831,779 and 84.80% of market value. An independent pricing service provided an evaluated bid for 83.92% of the market value.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $124,528,523, representing 18.4% of net assets.

20

Portfolio of Investments – continued

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Anthracite Ltd., CDO, 6%, 2037	5/14/02	$968,128	$1,002,655
Arbor Realty Mortgage Securities, CDO, FRN, 6.194%, 2038	12/20/05	1,354,583	1,121,621
Asset Securitization Corp., FRN, 8.825%, 2029	1/25/05	1,985,098	2,640,687
Falcon Franchise Loan LLC, FRN, 3.933%, 2025	1/29/03	334,564	228,829
Harrah’s Operating Co., Inc., 10.75%, 2016	1/30/08	1,584,494	1,574,700
Preferred Term Securities XII Ltd., 9.8%, 2033	1/07/05	1,863,750	1,242,500
Preferred Term Securities XVI Ltd., 14%, 2035	12/08/04-1/25/05	3,274,750	2,470,000
Preferred Term Securities XVII Ltd., 9.3%, 2035	3/09/05	1,813,000	1,269,100
Republic of Indonesia, 6.875%, 2018	1/10/08	792,744	821,906
Republic of Indonesia, 7.75%, 2038	1/10/08-1/31/08	1,426,370	1,448,119
Southwestern Energy Co., 7.5%, 2018	1/11/08-1/16/08	1,786,875	1,818,675
Total Restricted Securities			$15,638,792
% of Net Assets			2.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

21

Portfolio of Investments – continued

Unfunded Loan Commitments

As of January 31, 2008, the portfolio had the following unfunded loan commitments of $84,082, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Univision Communications, Inc., Delay Draw Term Loan B, 2014	$84,082	$(7,904)

Swap Agreements at 1/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	2,300,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$(228,352)
6/20/09	USD	1,150,000	JPMorgan Chase Bank	4.8% (fixed rate)	(1)	(103,583)
6/20/12	USD	6,800,000	JPMorgan Chase Bank (a)	(2)	4.21% (fixed rate)	582,200
6/20/12	USD	2,300,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(3)	(509,583)
6/20/12	USD	1,150,000	Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(3)	(241,656)
9/20/12	USD	2,300,000	Goldman Sachs International	3.75% (fixed rate)	(4)	2,726
						$(498,248)

(1)	Fund to pay notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/01/15.
(2)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX High Yield Index.
(3)	Fund to pay notional amount upon a defined credit default event by Bowater, Inc., 6.5%, 6/15/13.
(4)	Fund to pay notional amount upon a defined credit default event by Allied Waste North America, Inc., 7.375%, 4/15/14.
(a)	Premiums paid by the fund amounted to $335,736.

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/08

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments -
Non-affiliated issuers, at value (identified cost, $700,387,177)	$657,806,774
Underlying funds, at cost and value	8,260,181
Total investments, at value (identified cost, $708,647,358)	$666,066,955
Cash	73,333
Restricted cash	840,230
Foreign currency, at value (identified cost, $27,332)	27,213
Receivable for investments sold	17,256,510
Receivable for fund shares sold	2,243,997
Interest and dividends receivable	13,126,526
Receivable from investment adviser	121,455
Swaps, at value (premiums paid, $335,736)	584,926
Other assets	10,698
Total assets		$700,351,843
Liabilities
Distributions payable	$1,526,754
Payable for investments purchased	17,216,041
Payable for fund shares reacquired	2,764,088
Swaps, at value	1,083,174
Unrealized depreciation on unfunded loan commitments	7,904
Payable to affiliates
Management fee	18,491
Shareholder servicing costs	244,963
Distribution and service fees	18,785
Administrative services fee	510
Payable for independent trustees’ compensation	10,042
Accrued expenses and other liabilities	161,407
Total liabilities		$23,052,159
Net assets		$677,299,684
Net assets consist of:
Paid-in capital	$733,359,400
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(43,422,432)
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(12,494,944)
Accumulated distributions in excess of net investment income	(142,340)
Net assets		$677,299,684
Shares of beneficial interest outstanding		98,101,607

23

Statement of Assets and Liabilities – continued

Class A shares:
Net assets	$458,651,040
Shares outstanding	66,451,765
Net asset value per share		$6.90
Offering price per share (100 / 95.25 x net asset value per share)		$7.24
Class B shares:
Net assets	$90,329,836
Shares outstanding	13,046,221
Net asset value and offering price per share		$6.92
Class C shares:
Net assets	$92,946,943
Shares outstanding	13,495,031
Net asset value and offering price per share		$6.89
Class I shares:
Net assets	$35,371,865
Shares outstanding	5,108,590
Net asset value, offering price, and redemption price per share		$6.92

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Year ended 1/31/08

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$64,718,184
Dividends	596,444
Dividends from underlying funds	1,325,948
Foreign taxes withheld	(9,099)
Total investment income		$66,631,477
Expenses
Management fee	$5,069,181
Distribution and service fees	3,941,728
Shareholder servicing costs	947,904
Administrative services fee	134,651
Independent trustees’ compensation	19,334
Custodian fee	114,873
Shareholder communications	83,893
Auditing fees	73,656
Legal fees	13,484
Miscellaneous	121,208
Total expenses		$10,519,912
Reduction of expenses by investment adviser	(2,675,297)
Net expenses		$7,844,615
Net investment income		$58,786,862
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(2,858,790)
Futures contracts	(410,649)
Swap transactions	357,279
Foreign currency transactions	40,668
Net realized gain (loss) on investments and foreign currency transactions		$(2,871,492)
Change in unrealized appreciation (depreciation)
Investments	$(70,682,010)
Futures contracts	439,740
Swap transactions	(862,959)
Translation of assets and liabilities in foreign currencies	79
Unfunded loan commitments	(7,904)
Net unrealized gain (loss) on investments and foreign currency translation		$(71,113,054)
Net realized and unrealized gain (loss) on investments and foreign currency		$(73,984,546)
Change in net assets from operations		$(15,197,684)

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 1/31
	2008	2007
Change in net assets
From operations
Net investment income	$58,786,862	$48,578,791
Net realized gain (loss) on investments and foreign currency transactions	(2,871,492)	8,650,238
Net unrealized gain (loss) on investments and foreign currency translation	(71,113,054)	17,837,264
Change in net assets from operations	$(15,197,684)	$75,066,293
Distributions declared to shareholders
From net investment income
Class A	$(40,470,416)	$(30,978,000)
Class B	(8,017,465)	(8,758,040)
Class C	(7,548,333)	(6,910,379)
Class I	(4,371,494)	(4,015,222)
From net realized gain on investments
Class A	(3,206,632)	—
Class B	(648,287)	—
Class C	(645,412)	—
Class I	(306,690)	—
Total distributions declared to shareholders	$(65,214,729)	$(50,661,641)
Change in net assets from fund share transactions	$(15,470,526)	$145,046,575
Redemption fees	$—	$12,674
Total change in net assets	$(95,882,939)	$169,463,901
Net assets
At beginning of period	773,182,623	603,718,722
At end of period (including accumulated distributions in excess of net investment income of $142,340 and $313,313, respectively)	$677,299,684	$773,182,623

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 1/31
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$7.66	$7.40	$7.63	$7.65	$6.61
Income (loss) from investment operations
Net investment income (d)	$0.58	$0.56	$0.56	$0.57	$0.60
Net realized and unrealized gain (loss) on investments and foreign currency	(0.70)	0.28	(0.16)	0.08	1.05
Total from investment operations	$(0.12)	$0.84	$0.40	$0.65	$1.65
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.58)	$(0.59)	$(0.59)	$(0.61)
From net realized gain on investments	(0.05)	—	(0.04)	(0.08)	—
Total distributions declared to shareholders	$(0.64)	$(0.58)	$(0.63)	$(0.67)	$(0.61)
Redemption fees added to paid-in capital (d)	$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$6.90	$7.66	$7.40	$7.63	$7.65
Total return (%) (r)(s)(t)	(1.88)	11.89	5.55	8.98	26.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	1.27	1.29	1.29	1.34
Expenses after expense reductions (f)	0.85	0.85	0.85	0.87	1.01
Net investment income	7.70	7.53	7.51	7.62	8.21
Portfolio turnover	79	85	66	69	98
Net assets at end of period (000 Omitted)	$458,651	$488,673	$338,568	$278,886	$150,334

See Notes to Financial Statements

27

Financial Highlights – continued

Class B	Years ended 1/31
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$7.68	$7.42	$7.65	$7.67	$6.63
Income (loss) from investment operations
Net investment income (d)	$0.53	$0.52	$0.51	$0.53	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	(0.70)	0.28	(0.16)	0.07	1.06
Total from investment operations	$(0.17)	$0.80	$0.35	$0.60	$1.61
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.54)	$(0.54)	$(0.54)	$(0.57)
From net realized gain on investments	(0.05)	—	(0.04)	(0.08)	—
Total distributions declared to shareholders	$(0.59)	$(0.54)	$(0.58)	$(0.62)	$(0.57)
Redemption fees added to paid-in capital (d)	$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$6.92	$7.68	$7.42	$7.65	$7.67
Total return (%) (r)(s)(t)	(2.49)	11.17	4.87	8.28	25.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	1.92	1.94	1.94	1.99
Expenses after expense reductions (f)	1.50	1.50	1.50	1.52	1.66
Net investment income	7.03	6.91	6.88	7.03	7.61
Portfolio turnover	79	85	66	69	98
Net assets at end of period (000 Omitted)	$90,330	$124,393	$125,667	$151,711	$140,348

See Notes to Financial Statements

28

Financial Highlights – continued

Class C	Years ended 1/31
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$7.64	$7.38	$7.61	$7.63	$6.60
Income (loss) from investment operations
Net investment income (d)	$0.53	$0.51	$0.51	$0.52	$0.54
Net realized and unrealized gain (loss) on investments and foreign currency	(0.69)	0.28	(0.16)	0.08	1.06
Total from investment operations	$(0.16)	$0.79	$0.35	$0.60	$1.60
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.53)	$(0.54)	$(0.54)	$(0.57)
From net realized gain on investments	(0.05)	—	(0.04)	(0.08)	—
Total distributions declared to shareholders	$(0.59)	$(0.53)	$(0.58)	$(0.62)	$(0.57)
Redemption fees added to paid-in capital (d)	$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$6.89	$7.64	$7.38	$7.61	$7.63
Total return (%) (r)(s)(t)	(2.40)	11.19	4.86	8.28	25.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	1.92	1.94	1.94	1.99
Expenses after expense reductions (f)	1.50	1.50	1.50	1.52	1.66
Net investment income	7.05	6.90	6.88	7.01	7.56
Portfolio turnover	79	85	66	69	98
Net assets at end of period (000 Omitted)	$92,947	$103,873	$92,613	$101,113	$84,643

See Notes to Financial Statements

29

Financial Highlights – continued

Class I	Years ended 1/31
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$7.68	$7.42	$7.65	$7.68	$6.64
Income (loss) from investment operations
Net investment income (d)	$0.60	$0.59	$0.59	$0.55	$0.63
Net realized and unrealized gain (loss) on investments and foreign currency	(0.69)	0.28	(0.16)	0.12	1.05
Total from investment operations	$(0.09)	$0.87	$0.43	$0.67	$1.68
Less distributions declared to shareholders
From net investment income	$(0.62)	$(0.61)	$(0.62)	$(0.62)	$(0.64)
From net realized gain on investments	(0.05)	—	(0.04)	(0.08)	—
Total distributions declared to shareholders	$(0.67)	$(0.61)	$(0.66)	$(0.70)	$(0.64)
Redemption fees added to paid-in capital (d)	$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$6.92	$7.68	$7.42	$7.65	$7.68
Total return (%) (r)(s)	(1.51)	12.27	5.92	9.23	26.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	0.92	0.94	0.93	0.99
Expenses after expense reductions (f)	0.50	0.50	0.50	0.51	0.66
Net investment income	8.01	7.89	7.86	7.75	8.66
Portfolio turnover	79	85	66	69	98
Net assets at end of period (000 Omitted)	$35,372	$56,243	$46,871	$33,556	$3,434

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

30

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS High Yield Opportunities Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are

31

Notes to Financial Statements – continued

generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

32

Notes to Financial Statements – continued

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts and swap agreements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value

33

Notes to Financial Statements – continued

of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statements of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities,

34

Notes to Financial Statements – continued

swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At January 31, 2008, the portfolio had unfunded loan commitments of $84,082, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Short Term Fees – The fund charged a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Effective December 1, 2006, the fund no longer charges a redemption fee. Any redemption fees charged are accounted for as an addition to paid-in-capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and

35

Notes to Financial Statements – continued

interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the year ended January 31, 2008, custodian fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on January 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

36

Notes to Financial Statements – continued

The tax character of distributions declared to shareholders is as follows:

	1/31/08	1/31/07
Ordinary income (including any short-term capital gains)	$62,714,558	$50,661,641
Long-term capital gain	2,500,171	—
Total distributions	$65,214,729	$50,661,641

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/08
Cost of investments	$711,166,068
Gross appreciation	$5,952,801
Gross depreciation	(51,051,914)
Net unrealized appreciation (depreciation)	$(45,099,113)
Undistributed ordinary income	$3,555,555
Undistributed long-term capital gain	431,261
Post-October capital loss deferral	(10,372,527)
Other temporary differences	(4,574,892)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended January 31, 2008, this waiver amounted to $1,169,816 and is reflected as a reduction of total expenses in the Statement of Operations.

The investment advisor has agreed in writing to pay all of the fund’s operating expenses, exclusive of management, distribution and service, and certain other fees and expenses. This written agreement will continue though May 31, 2008 unless changed or rescinded by the fund’s Board of Trustees. For the year

37

Notes to Financial Statements – continued

ended January 31, 2008, this reduction amounted to $1,501,898 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $140,797 for the year ended January 31, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$1,789,376
Class B	0.75%	0.25%	1.00%	1.00%	1,109,808
Class C	0.75%	0.25%	1.00%	1.00%	1,042,544
Total Distribution and Service Fees					$3,941,728

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2008 based on each class’ average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2008, were as follows:

Amount
Class A	$10,583
Class B	$242,383
Class C	$17,695

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended January 31, 2008, the fee was $349,769, which equated to 0.0449% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and

38

Notes to Financial Statements – continued

unaffiliated service providers. For the year ended January 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $591,710. The fund may also pay shareholder servicing related costs directly to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the year ended January 31, 2008 was equivalent to an annual effective rate of 0.0173% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,161. This amount is included in independent trustees’ compensation for the year ended January 31, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $10,042 at January 31, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended January 31, 2008, the fee paid by the fund to Tarantino LLC was $5,818 and is included in miscellaneous expenses on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $3,583, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment

39

Notes to Financial Statements – continued

is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $601,972,806 and $578,199,346, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 1/31/08		Year ended 1/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	34,726,687	$258,890,967	30,524,426	$228,027,783
Class B	1,926,284	14,510,416	3,406,685	25,477,273
Class C	3,428,590	25,697,373	4,014,845	29,944,983
Class I	3,985,286	30,184,626	2,522,708	18,976,883
	44,066,847	$329,283,382	40,468,664	$302,426,922
Shares issued to shareholders in reinvestment of distributions
Class A	4,334,643	$32,205,504	2,967,916	$22,199,143
Class B	668,681	4,994,984	638,792	4,787,667
Class C	570,046	4,227,582	486,261	3,625,246
Class I	168,161	1,249,472	44,043	330,585
	5,741,531	$42,677,542	4,137,012	$30,942,641
Shares reacquired
Class A	(36,416,984)	$(267,550,156)	(15,461,629)	$(115,162,433)
Class B	(5,739,608)	(42,674,279)	(4,793,839)	(35,756,027)
Class C	(4,095,833)	(30,069,410)	(3,458,037)	(25,737,214)
Class I	(6,364,579)	(47,137,605)	(1,563,868)	(11,667,314)
	(52,617,004)	$(387,431,450)	(25,277,373)	$(188,322,988)
Net change
Class A	2,644,346	$23,546,315	18,030,713	$135,064,493
Class B	(3,144,643)	(23,168,879)	(748,362)	(5,491,087)
Class C	(97,197)	(144,455)	1,043,069	7,833,015
Class I	(2,211,132)	(15,703,507)	1,002,883	7,640,154
	(2,808,626)	$(15,470,526)	19,328,303	$145,046,575

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a

40

Notes to Financial Statements – continued

credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended January 31, 2008, the fund’s commitment fee and interest expense were $4,136 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	—	324,842,683	(316,582,502)	8,260,181

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$1,325,948	$8,260,181

41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust III and the Shareholders of MFS High Yield Opportunities Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS High Yield Opportunities Fund (one of the portfolios comprising MFS Series Trust III) (the “Trust”) as of January 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS High Yield Opportunities Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2008

42

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of March 1, 2008, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
INTERESTED TRUSTEES
Robert J. Manning(k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director
Robert C. Pozen(k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); MIT Sloan School (education), Senior Lecturer (since 2006); Secretary of Economic Affairs, The Commonwealth of Massachusetts (January 2002 to December 2002); Fidelity Investments, Vice Chairman (June 2000 to December 2001); Fidelity Management & Research Company (investment adviser), President (March 1997 to July 2001); Bell Canada Enterprises (telecommunications), Director; Medtronic, Inc. (medical technology), Director; Telesat (satellite communications), Director (until 2007)
INDEPENDENT TRUSTEES
J. Atwood Ives (born 5/01/36)	Trustee and Chair of Trustees	February 1992	Private investor; KeySpan Corporation (energy related services), Director until 2004; Woodstock Corporation (investment advisory firm), Director until 2003
Robert E. Butler(n) (born 11/29/41)	Trustee	January 2006	Consultant – regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

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Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	August 1993	Brigham and Women’s Hospital, Chief of Cardiac Surgery (2005); Harvard Medical School, Professor of Cardiac Surgery; Physician Director of Medical Device Technology for Partners HealthCare
David H. Gunning (born 5/30/42)	Trustee	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Portman Limited (mining), Director (since 2005); Encinitos Ventures (private investment company), Principal (1997 to April 2001); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director
William R. Gutow (born 9/27/41)	Trustee	December 1993

Private investor and real estate consultant (since 1998); Capital Entertainment Management Company (video franchise), Vice Chairman (since 1998); Texas Donuts (donut franchise), Vice Chairman (since 2007); Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Retired; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until May 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer
(until May 2001)
Lawrence T. Perera (born 6/23/35)	Trustee	July 1981	Hemenway & Barnes (attorneys), Partner
J. Dale Sherratt (born 9/23/38)	Trustee	August 1993	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner (since 1993); Cambridge Nutraceuticals (professional nutritional products), Chief Executive Officer (until May 2001)

44

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Partner (since 2006); Private investor; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004); The Travelers Companies (commercial property liability insurance), Director
Robert W. Uek (born 5/18/41)	Trustee	January 2006	Retired (since 1999); PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); Consultant to investment company industry (since 2000); TT International Funds (mutual fund complex), Trustee (2000 until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (2000 until 2005)
OFFICERS
Maria F. Dwyer(k) (born 12/01/58)	President	November 2005	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (prior to March 2004)
Tracy Atkinson(k) (born 12/30/64)	Treasurer	September 2005	Massachusetts Financial Services Company, Senior Vice President (since September 2004); PricewaterhouseCoopers LLP, Partner (prior to September 2004)
Christopher R. Bohane(k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since April 2003); Kirkpatrick & Lockhart LLP (law firm), Associate (prior to April 2003)
Ethan D. Corey(k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2006); Special Counsel (prior to April 2006); Dechert LLP (law firm), Counsel (prior to December 2004)

45

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
David L. DiLorenzo(k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (prior to June 2005)
Timothy M. Fagan(k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President and Chief Compliance Officer (September 2004 to August 2005), Senior Attorney (prior to September 2004); John Hancock Group of Funds, Vice President and Chief Compliance Officer (September 2004 to December 2004)
Mark D. Fischer(k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (prior to May 2005)
Brian E. Langenfeld(k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Assistant Vice President and Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (May 2005 to April 2006); John Hancock Advisers, LLC, Attorney and Assistant Secretary (prior to May 2005)
Ellen Moynihan(k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President
Susan S. Newton(k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005); John Hancock Group of Funds, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005)

46

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Susan A. Pereira(k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (prior to June 2004)
Mark N. Polebaum(k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (prior to January 2006)
Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (April 2003 to June 2004); David L. Babson & Co. (investment adviser), Managing Director, Chief Administrative Officer and Director (prior to March 2003)
Richard S. Weiztel(k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2007); Vice President and Senior Counsel (since May 2004); Massachusetts Department of Business and Technology, General Counsel (February 2003 to April 2004); Massachusetts Office of the Attorney General, Assistant Attorney General (April 2001 to February 2003); Ropes and Gray, Associate (prior to April 2001)
James O. Yost(k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n)

In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The

47

Trustees and Officers – continued

terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders’ meeting in 2005 to elect Trustees, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Trust’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2008, the Trustees served as board members of 100 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741	JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741	Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116
Portfolio Managers
John Addeo
David Cole
Matthew Ryan

48

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2008 income tax forms in January 2009.

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $4,666,862 as capital gain dividends paid during the fiscal year.

49

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

50

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the “Funds” and singularly as a “Fund”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended January 31, 2008 and 2007, audit fees billed to the Funds by Deloitte and E&Y were as follows:

	Audit Fees
Fees billed by Deloitte:	2008	2007
MFS High Income Fund	54,278	52,817
MFS High Yield Opportunities Fund	56,330	51,689

Total	110,608	104,506

	Audit Fees
Fees billed by E&Y:	2008	2007
MFS Municipal High Income Fund	42,107	41,710

For the fiscal years ended January 31, 2008 and 2007, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
Fees billed by Deloitte:	2008	2007	2008	2007	2008	2007
To MFS High Income Fund	0	0	7,209	7,587	1,205	379

To MFS High Yield Opportunities Fund	0	0	5,574	6,006	1,205	379

Total fees billed by Deloitte To above Funds	0	0	12,783	13,593	2,410	758

To MFS and MFS Related Entities of MFS High Income Fund *	1,257,835	981,825	0	0	323,714	435,466
To MFS and MFS Related Entities of MFS High Yield Opportunities Fund*	1,257,835	981,825	0	0	323,714	435,466

Aggregate fees for non-audit services:	2008	2007
To MFS High Income Fund, MFS and MFS Related Entities#	1,802,338	1,550,542

To MFS High Yield Opportunities Fund, MFS and MFS Related Entities#	1,800,703	1,548,961

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
Fees billed by E&Y:	2008	2007	2008	2007	2008	2007
To MFS Municipal High Income Fund	0	0	8,223	8,995	0	0

To MFS and MFS Related Entities of MFS Municipal High Income Fund*	0	0	0	0	0	0

Aggregate fees for non-audit services:	2008	2007
To MFS Municipal High Income Fund, MFS and MFS Related Entities#	193,208	116,835

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#

This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule 38a-1 compliance program.

[4]

The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 17, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2008

*	Print name and title of each signing officer under his or her signature.